UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, NY 10208	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40 Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 26.2%
Automobiles & Components – 0.5%
Ford Motor Credit Co. LLC
$475,000	5.875%		08/02/21	$ 545,854

Banks – 7.8%
American Express Co.(a)(b)
200,000	6.800		09/01/66	213,500
Bank of America Corp.
100,000	5.625		07/01/20	112,916
225,000	4.125		01/22/24	228,581
275,000	4.000		04/01/24	277,630
Barclays Bank PLC
275,000	2.500		02/20/19	275,674
CBA Capital Trust II(a)(b)(c)
375,000	6.024		03/29/49	392,812
Citigroup, Inc.
150,000	3.375		03/01/23	147,472
Compass Bank
375,000	2.750	(b)	09/29/19	374,471
175,000	5.500		04/01/20	191,245
Credit Suisse New York
325,000	2.300		05/28/19	322,006
ING Bank NV(a)(b)
325,000	4.125		11/21/23	330,665
Intesa Sanpaolo SpA
350,000	2.375		01/13/17	352,458
350,000	3.875		01/16/18	364,200
JPMorgan Chase & Co.
450,000	4.400		07/22/20	483,822
Lloyds Bank PLC
175,000	2.300		11/27/18	175,686
Macquarie Bank Ltd.(c)
250,000	2.600		06/24/19	249,797
Mizuho Corporate Bank Ltd.(c)
200,000	2.550		03/17/17	204,928
Morgan Stanley & Co.
200,000	6.250		08/28/17	224,149
550,000	5.950		12/28/17	615,858
PNC Preferred Funding Trust II(a)(b)(c)
400,000	1.457		03/29/49	384,500
Regions Bank
250,000	7.500		05/15/18	291,435
Regions Financial Corp.
325,000	5.750		06/15/15	335,369
Resona Bank Ltd.(a)(b)(c)
650,000	5.850		09/29/49	687,375
Royal Bank of Scotland Group PLC
250,000	2.550		09/18/15	253,618
100,000	9.500	(a)(b)	03/16/22	114,000
Santander Holdings USA, Inc.
75,000	3.000	(b)	09/24/15	76,346
165,000	4.625		04/19/16	173,451
Santander UK PLC(c)
250,000	5.000		11/07/23	262,289
Wells Fargo & Co. Series S(a)(b)
450,000	5.900		12/29/49	458,438

				8,574,691

Diversified Financials(a)(b) – 0.2%
GE Capital Trust I
150,000	6.375		11/15/67	163,125

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Diversified Manufacturing – 0.2%
Xylem, Inc.
$250,000	3.550%	09/20/16	$ 261,217

Electric – 0.8%
Florida Power & Light Co.(b)
193,000	4.125	02/01/42	193,300
Progress Energy, Inc.
350,000	7.000	10/30/31	459,706
Puget Sound Energy, Inc. Series A(a)(b)
100,000	6.974	06/01/67	104,750
Southern California Edison Co.(b)
175,000	4.050	03/15/42	172,002

			929,758

Energy – 2.1%
Anadarko Petroleum Corp.
125,000	6.450	09/15/36	152,103
BG Energy Capital PLC(a)(b)
325,000	6.500	11/30/72	353,606
Dolphin Energy Ltd.(c)
148,200	5.888	06/15/19	162,820
200,000	5.500	12/15/21	224,020
Nexen Energy ULC
90,000	6.400	05/15/37	109,947
Pemex Project Funding Master Trust
150,000	6.625	06/15/35	173,437
Petrobras Global Finance BV
280,000	4.875	03/17/20	283,678
50,000	6.250	03/17/24	52,520
PTTEP Canada International Finance Ltd.(c)
240,000	5.692	04/05/21	269,662
Transocean, Inc.
275,000	6.500	11/15/20	291,300
Weatherford International Ltd.
175,000	9.625	03/01/19	224,738

			2,297,831

Food & Beverage – 0.8%
Mondelez International, Inc.
139,000	6.500	02/09/40	174,482
Pernod-Ricard SA(c)
375,000	4.450	01/15/22	396,284
Suntory Holdings Ltd.(c)
275,000	2.550	09/29/19	274,643

			845,409

Food & Staples Retailing – 0.3%
Sysco Corp.(b)
175,000	2.350	10/02/19	175,161
Walgreen Co.
175,000	1.800	09/15/17	175,261

			350,422

Healthcare – 0.1%
DENTSPLY International, Inc.
125,000	2.750	08/15/16	128,067

Insurance – 0.2%
Teachers Insurance & Annuity Association of America(c)
180,000	4.900	09/15/44	183,442

Life Insurance – 0.9%
American International Group, Inc.(b)
525,000	4.500	07/16/44	520,316

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Life Insurance – (continued)
Genworth Financial, Inc.
$75,000	8.625%		12/15/16	$ 86,453
75,000	7.200		02/15/21	88,516
The Northwestern Mutual Life Insurance Co.(c)
200,000	6.063		03/30/40	247,680

				942,965

Materials – 0.3%
Ecolab, Inc.
100,000	5.500		12/08/41	114,469
Monsanto Co.(b)
200,000	4.400		07/15/44	196,879

				311,348

Media – 1.1%
DIRECTV Holdings LLC
450,000	3.800		03/15/22	458,529
Time Warner Cable, Inc.
375,000	7.300		07/01/38	506,627
75,000	5.875	(b)	11/15/40	87,731
150,000	5.500	(b)	09/01/41	167,917

				1,220,804

Metals and Mining(c) – 0.7%
Glencore Funding LLC
125,000	1.700		05/27/16	125,848
175,000	2.500		01/15/19	171,311
Xstrata Finance Canada Ltd.
500,000	2.700		10/25/17	508,343

				805,502

Noncaptive-Financial – 0.7%
General Electric Capital Corp.
300,000	5.875		01/14/38	360,829
International Lease Finance Corp.
375,000	5.750		05/15/16	390,000

				750,829

Pharmaceuticals, Biotechnology & Life Sciences(c) – 0.2%
Forest Laboratories, Inc.
200,000	4.375		02/01/19	211,000

Pipelines – 1.2%
Enterprise Products Operating LLC Series A(a)(b)
450,000	8.375		08/01/66	493,875
Tennessee Gas Pipeline Co. LLC
200,000	8.375		06/15/32	264,389
TransCanada Pipelines Ltd.(a)(b)
325,000	6.350		05/15/67	331,500
Williams Partners LP(b)
250,000	3.900		01/15/25	246,260

				1,336,024

Real Estate Development(b) – 0.2%
MDC Holdings, Inc.
150,000	5.500		01/15/24	147,764
125,000	6.000		01/15/43	114,899

				262,663

Real Estate Investment Trusts – 3.3%
American Campus Communities Operating Partnership LP(b)
275,000	4.125		07/01/24	275,799
Camden Property Trust
325,000	5.700		05/15/17	358,295

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts – (continued)
CBL & Associates LP(b)
$175,000	5.250%		12/01/23	$ 187,087
DDR Corp.
375,000	7.500		04/01/17	426,281
225,000	7.875		09/01/20	279,594
HCP, Inc.
275,000	6.000		01/30/17	303,513
125,000	2.625	(b)	02/01/20	123,734
Health Care REIT, Inc.
375,000	2.250		03/15/18	377,732
Healthcare Realty Trust, Inc.
350,000	5.750		01/15/21	389,715
Healthcare Trust of America Holdings LP(b)
100,000	3.375		07/15/21	99,159
Kilroy Realty LP
275,000	5.000		11/03/15	287,106
150,000	3.800	(b)	01/15/23	149,700
Senior Housing Properties Trust(b)
150,000	3.250		05/01/19	151,018
WEA Finance LLC / Westfield UK & Europe Finance PLC(b)(c)
225,000	3.750		09/17/24	224,390

				3,633,123

Technology – 0.6%
Amphenol Corp.(b)
125,000	3.125		09/15/21	125,002
Hewlett-Packard Co.
250,000	3.000		09/15/16	258,785
150,000	2.600		09/15/17	154,059
150,000	2.750		01/14/19	152,121

				689,967

Tobacco(c) – 0.4%
Imperial Tobacco Finance PLC
400,000	2.050		02/11/18	398,381

Transportation(c) – 0.8%
ERAC USA Finance LLC
350,000	2.350		10/15/19	347,993
Penske Truck Leasing Co. LP / PTL Finance Corp.
225,000	2.500		03/15/16	229,627
125,000	4.875		07/11/22	134,943
125,000	4.250		01/17/23	128,533

				841,096

Wireless Telecommunications – 0.1%
American Tower Corp.
125,000	4.700		03/15/22	130,933

Wirelines Telecommunications – 2.7%
Telefonica Emisiones SAU
175,000	3.192		04/27/18	180,624
100,000	5.462		02/16/21	111,248
Verizon Communications, Inc.
607,000	2.625	(c)	02/21/20	599,003
850,000	4.500		09/15/20	917,609
1,050,000	5.150		09/15/23	1,158,518

				2,967,002

TOTAL CORPORATE OBLIGATIONS				$ 28,781,453

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 33.1%
Adjustable Rate Non-Agency(a)(b) – 0.6%
Countrywide Alternative Loan Trust Series 2005-38, Class A1
	$197,971	1.617%	09/25/35	$ 180,648
Lehman XS Trust Series 2005-7N, Class 1A1A
	282,639	0.425	12/25/35	250,108
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
	372,093	0.967	12/25/46	285,358

				716,114

Collateralized Mortgage Obligations – 7.9%
Agency Multi-Family – 4.6%
FHLMC Multifamily Structured Pass-Through Certificates Series K031, Class A2(a)
	$300,000	3.300%	04/25/23	$ 309,082
FHLMC Multifamily Structured Pass-Through Certificates Series K714, Class A2(a)
	300,000	3.034	10/25/20	310,476
FNMA
	372,181	2.800	03/01/18	385,221
	1,048,245	3.740	05/01/18	1,118,737
	320,000	3.840	05/01/18	342,747
	800,000	4.506	06/01/19	864,986
	188,676	3.416	10/01/20	199,010
	179,090	3.615	12/01/20	190,783
	934,643	3.763	12/01/20	1,000,376
FNMA ACES Series 2012-M8, Class A2
	100,000	2.349	05/25/22	96,908
FNMA ACES Series 2012-M8, Class ASQ2
	100,000	1.520	12/25/19	99,738
GNMA
	142,845	3.950	07/15/25	148,918

				5,066,982

Covered Bond(c) – 1.4%
Northern Rock Asset Management PLC
	900,000	5.625	06/22/17	999,177
Sparebank 1 Boligkreditt AS
	500,000	2.625	05/27/16	514,129

				1,513,306

Regular Floater(a) – 1.4%
Aire Valley Mortgages PLC Series 2004-1X, Class 3A2
EUR	386,867	0.502	09/20/66	482,779
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(c)
	$81,116	0.453	09/20/66	79,492
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1
EUR	72,791	0.382	09/20/66	90,404
Eurosail PRIME-UK 2007-A PLC Series 2007-PR1X, Class A1(b)
GBP	84,691	0.963	09/13/45	133,450
FNMA Connecticut Avenue Securities Series 2014-C03, Class 1M1
	$57,510	1.355	07/25/24	57,046
Granite Master Issuer PLC Series 2003-3, Class 3A
GBP	31,532	0.937	01/20/44	51,067
Leek Finance Number Eighteen PLC Series 18X, Class A2B
	$195,944	0.493	09/21/38	204,562
Leek Finance Number Eighteen PLC Series 18X, Class A2C
EUR	48,986	0.342	09/21/38	64,617
Leek Finance Number Seventeen PLC Series 17X, Class A2C
	32,137	0.362	12/21/37	42,771

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(a) – (continued)
Quadrivio Finance SRL Series 2011-1, Class A1
EUR	165,864	0.708%	07/25/60	$ 209,259
Thrones 2013-1 PLC Series 2013-1, Class A(b)
GBP	85,717	2.057	07/20/44	141,465

				1,556,912

Sequential Fixed Rate – 0.5%
FNMA REMIC Series 2012-111, Class B
	$50,301	7.000	10/25/42	57,067
FNMA REMIC Series 2012-153, Class B
	111,089	7.000	07/25/42	125,991
National Credit Union Administration Guaranteed Notes Series A4
	300,000	3.000	06/12/19	315,294

				498,352

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 8,635,552

Commercial Mortgage-Backed Securities – 3.1%
Sequential Fixed Rate – 3.1%
Banc of America Commercial Mortgage Trust Series 2007-4, Class A1A
	$318,714	5.774%	02/10/51	$ 350,762
GS Mortgage Securities Trust Series 2007-GG10, Class A1A(d)
	605,081	5.991	08/10/45	663,800
GS Mortgage Securities Trust Series 2007-GG10, Class A4(d)
	272,091	5.991	08/10/45	297,609
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB15, Class A1A(a)
	463,118	5.811	06/12/43	493,797
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19, Class A1A(a)(d)
	264,524	5.891	02/12/49	288,835
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4
	800,000	2.858	11/15/45	782,303
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class A1A
	496,277	5.608	05/15/46	533,108

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 3,410,214

Federal Agencies – 21.5%
Adjustable Rate FHLMC(a) – 1.1%
	$1,081,158	2.375%	09/01/35	$ 1,155,058

Adjustable Rate FNMA(a) – 1.4%
	319,063	1.847	05/01/33	335,965
	606,765	2.333	05/01/35	645,724
	524,906	2.590	09/01/35	562,631

				1,544,320

FHLMC – 1.1%
	3,776	7.500	06/01/15	3,820
	124,109	5.500	02/01/18	131,554
	13,134	5.500	04/01/18	13,922
	5,103	4.500	09/01/18	5,381
	22,161	5.500	09/01/18	23,490
	971	9.500	08/01/19	982
	36	9.500	08/01/20	36
	69,422	6.500	10/01/20	75,890

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$15,043	4.500%	07/01/24	$ 16,145
74,721	4.500	11/01/24	80,427
14,193	4.500	12/01/24	15,268
23,457	6.000	03/01/29	26,537
172	6.000	04/01/29	193
18,964	7.500	12/01/29	22,165
167,572	7.000	05/01/32	198,404
370	6.000	08/01/32	423
100,350	7.000	12/01/32	119,339
7,316	5.000	10/01/33	8,087
10,357	5.000	07/01/35	11,456
13,739	5.000	12/01/35	15,187
113,019	5.500	01/01/37	125,603
3,856	5.000	03/01/38	4,246
213,279	7.000	02/01/39	242,688
8,046	5.000	06/01/41	8,903

			1,150,146

FNMA – 17.1%
5,633	6.000	04/01/16	5,759
11,726	6.500	05/01/16	12,070
19,826	6.500	09/01/16	20,567
27,154	6.500	11/01/16	28,172
4,300	7.500	04/01/17	4,428
131,354	5.500	02/01/18	139,088
146,387	5.000	05/01/18	154,506
12,539	6.500	08/01/18	13,540
73,264	7.000	08/01/18	78,303
390,397	4.375	06/01/21	430,714
1,701	5.000	06/01/23	1,824
55,627	5.000	08/01/23	61,370
169,786	5.500	09/01/23	184,077
43,961	5.500	10/01/23	47,695
3,894	6.000	12/01/23	4,396
11,835	4.500	07/01/24	12,722
181,968	4.500	11/01/24	195,764
76,395	4.500	12/01/24	82,205
74	7.000	07/01/25	74
376	7.000	11/01/25	377
19,645	9.000	11/01/25	23,465
66,862	7.000	08/01/26	76,532
730	7.000	08/01/27	847
7,012	7.000	09/01/27	7,743
16,919	6.000	12/01/27	19,214
207	7.000	01/01/28	232
3,542	6.000	01/01/29	4,000
118,399	6.000	02/01/29	135,276
105,731	6.000	06/01/29	120,868
35,977	8.000	10/01/29	41,736
9,559	7.000	12/01/29	11,178
50,320	5.000	01/01/30	55,692
1,410	8.500	04/01/30	1,728
2,627	8.000	05/01/30	2,702
325	8.500	06/01/30	369
10,578	7.000	05/01/32	12,512
79,158	7.000	06/01/32	91,350
107,777	7.000	08/01/32	122,829
27,006	8.000	08/01/32	33,042
5,161	5.000	08/01/33	5,723
387,833	5.000	09/01/33	428,415
4,920	5.500	09/01/33	5,526
967,952	5.000	12/01/33	1,069,237

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$1,932	5.500%	02/01/34		$ 2,167
297	5.500	04/01/34		336
11,695	5.500	12/01/34		13,114
44,823	5.000	04/01/35		49,749
86,870	6.000	04/01/35		99,340
4,424	6.000	05/01/35		5,005
2,316	5.500	09/01/35		2,603
183,549	6.000	10/01/35		207,648
473,401	6.000	09/01/36		535,554
159	5.500	02/01/37		178
321,709	6.000	03/01/37		363,177
250	5.500	04/01/37		279
234	5.500	05/01/37		261
314,659	5.500	08/01/37		351,862
281,890	6.000	09/01/37		318,144
208,040	6.000	02/01/38		234,825
382	5.500	03/01/38		427
385,242	6.000	03/01/38		434,842
231	5.500	06/01/38		258
382	5.500	07/01/38		427
355,778	6.000	07/01/38		401,563
393	5.500	08/01/38		440
311	5.500	09/01/38		348
5,025	5.500	10/01/38		5,614
138	5.500	12/01/38		154
186,277	5.000	01/01/39		207,269
140,932	7.000	03/01/39		159,757
546,074	6.000	05/01/39		616,532
27,632	4.500	08/01/39		30,109
268,626	5.500	12/01/39		300,158
203,351	6.000	10/01/40		229,503
447,787	6.000	05/01/41		506,408
211,988	3.000	08/01/42		210,689
189,192	3.000	09/01/42		188,032
64,155	3.000	11/01/42		63,729
1,010,106	3.000	12/01/42		1,003,171
805,939	3.000	01/01/43		800,620
316,130	3.000	02/01/43		313,847
354,250	3.000	03/01/43		351,856
429,076	3.000	04/01/43		426,176
301,440	3.000	05/01/43		299,403
2,000,000	3.500	TBA-30yr	(e)	2,043,906
4,000,000	4.500	TBA-30yr	(e)	4,305,000

				18,832,347

GNMA – 0.8%
3,653	7.000	10/15/25		3,840
10,982	7.000	11/15/25		12,074
1,569	7.000	02/15/26		1,637
7,593	7.000	04/15/26		8,290
3,731	7.000	03/15/27		3,965
71,950	7.000	11/15/27		77,641
3,232	7.000	01/15/28		3,580
31,319	7.000	02/15/28		35,016
6,908	7.000	03/15/28		7,541
1,169	7.000	04/15/28		1,173
400	7.000	05/15/28		442
7,131	7.000	06/15/28		7,997
14,304	7.000	07/15/28		16,027
15,400	7.000	09/15/28		16,312
2,599	7.000	11/15/28		2,750
4,016	7.500	11/15/30		4,068

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$267,799	6.000%	08/20/34	$ 306,678
355,221	5.000	06/15/40	395,499

			904,530

TOTAL FEDERAL AGENCIES			$ 23,586,401

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 36,348,281

Agency Debentures – 5.4%
FHLB
$400,000	1.875%	03/13/20	$ 397,083
600,000	3.000	09/10/21	618,698
600,000	2.125	06/09/23	568,790
300,000	3.250	06/09/23	309,556
100,000	3.375	12/08/23	104,126
FHLMC
600,000	2.375	01/13/22	596,903
FNMA
1,600,000	0.625	10/30/14	1,600,709
400,000	6.250	05/15/29	540,253
Tennessee Valley Authority
500,000	3.875	02/15/21	546,999
500,000	5.375	04/01/56	614,187

TOTAL AGENCY DEBENTURES			$ 5,897,304

Asset-Backed Securities(a) – 7.0%
Collateralized Loan Obligations – 5.7%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(c)
$867,423	0.890%	11/01/18	$ 860,935
Acis CLO Ltd. Series 2013-1A(c)
1,500,000	1.461	04/18/24	1,445,700
Acis CLO Ltd. Series 2013-2A(c)
950,000	1.149	10/14/22	929,860
Acis CLO Ltd. Series 2013-2A, Class A(c)
150,000	0.734	10/14/22	146,926
Black Diamond CLO Ltd. Series 2006-1A, Class AD(c)
233,738	0.484	04/29/19	229,795
Ocean Trails CLO I Series 2006-1X, Class A1
1,341,414	0.484	10/12/20	1,334,808
OFSI Fund V Ltd. Series 2013-5A(c)
950,000	1.559	04/17/25	935,845
Red River CLO Ltd. Series 1A, Class A(c)
360,152	0.510	07/27/18	358,225

			6,242,094

Home Equity – 1.0%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1(b)
78,783	7.000	09/25/37	78,312
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1(b)
122,264	6.827	09/25/37	122,286
Sound Point CLO VI Ltd. Series 2014-2A(c)
900,000	1.453	10/20/26	891,810

			1,092,408

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities(a) – (continued)
Student Loans – 0.3%
Access Group, Inc. Series 2005-2, Class A3(b)
	$398,789	0.415%		11/22/24	$ 396,616

TOTAL ASSET-BACKED SECURITIES					$ 7,731,118

Foreign Debt Obligations – 3.5%
Sovereign – 2.4%
Brazilian Government International Bond
	$340,000	4.250%		01/07/25	$ 336,600
Italy Buoni Poliennali Del Tesoro
	220,000	1.150		05/15/17	282,067
	121,290	2.350		09/15/19	169,280
Mexico Government International Bond
	160,000	4.750		03/08/44	158,400
	10,000	5.750		10/12/10	10,350
United Kingdom Treasury Gilt
GBP	1,000,000	2.750		01/22/15	1,632,657

					2,589,354

Supranational – 1.1%
Inter-American Development Bank
	$200,000	1.000		02/27/18	193,354
International Finance Corp.
	1,100,000	0.875		06/15/18	1,076,310

					1,269,664

TOTAL FOREIGN DEBT OBLIGATIONS					$ 3,859,018

Municipal Debt Obligations – 1.3%
California – 0.3%
California State Various Purpose GO Bonds Series 2010
	$140,000	7.950	%(b)	03/01/36	$ 170,770
	105,000	7.625		03/01/40	153,105

					323,875

Illinois – 0.2%
Illinois State GO Bonds for Build America Bonds Series 2010-5
	250,000	7.350		07/01/35	286,948

New York – 0.5%
Rensselaer Polytechnic Institute Taxable Bonds Series 2010
	475,000	5.600		09/01/20	536,600

Ohio – 0.3%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
	250,000	6.270		02/15/50	306,780

TOTAL MUNICIPAL DEBT OBLIGATIONS					$ 1,454,203

Government Guarantee Obligations – 1.7%
Hashemite Kingdom of Jordan Government AID Bond(f)
	$700,000	2.503%		10/30/20	$ 706,422
Israel Government AID Bond(f)
	400,000	5.500		09/18/23	487,102
	200,000	5.500		12/04/23	243,679
	100,000	5.500		04/26/24	122,130

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Government Guarantee Obligations – (continued)
Kommunalbanken AS(c)(g)
$300,000	1.000%	09/26/17	$ 297,692

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 1,857,025

U.S. Treasury Obligations – 23.7%
United States Treasury Bonds
$100,000	2.750%	11/15/42	$ 91,482
4,300,000	3.625 (h)	08/15/43	4,647,827
700,000	3.750	11/15/43	773,647
700,000	3.625	02/15/44	756,525
1,300,000	3.375	05/15/44	1,342,016
United States Treasury Inflation-Protected Securities
631,584	0.125	01/15/22	617,272
724,967	0.625	01/15/24	729,041
277,423	2.500	01/15/29	338,977
306,681	1.375	02/15/44	328,293
United States Treasury Notes
7,000,000	0.375	01/31/16	7,010,150
1,800,000	1.500	01/31/19	1,788,858
500,000	1.625	04/30/19	498,120
700,000	1.500	05/31/19	692,727
1,700,000	1.750	09/30/19	1,697,535
1,300,000	2.250	04/30/21	1,306,383
700,000	2.125	06/30/21	696,878
1,400,000	2.250	07/31/21	1,404,732
United States Treasury Principal-Only STRIPS(i)
1,900,000	0.000	11/15/27	1,307,105

TOTAL U.S. TREASURY OBLIGATIONS			$ 26,027,568

TOTAL INVESTMENTS – 101.9%			$111,955,970

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.9)%			(2,080,819)

NET ASSETS – 100.0%			$109,875,151

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2014.

(b)	Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $14,709,210, which represents approximately 13.4% of net assets as of September 30, 2014.

(d)	Interest is based on the weighted net interest rate of the collateral.

(e)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $6,348,906 which represents approximately 5.8% of net assets as of September 30, 2014.

(f)	Guaranteed by the United States Government. Total market value of these securities amounts to 1,559,333, which represents 1.4% of net assets as of September 30, 2014.

(g)	Guaranteed by a foreign government. Total market value of these securities amounts to 297,692, which represents 0.3% of net assets as of September 30, 2014.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BRR	— Bank Bill Reference Rate
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
RMKT	— Remarketed
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
UK	— United Kingdom

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America NA	GBP/EUR	12/17/14	$129,798	$3,423
	NOK/EUR	12/17/14	127,670	2,559
	USD/EUR	12/17/14	1,252,371	41,193
	USD/JPY	12/17/14	188,683	4,317
Barclays Bank PLC	CAD/CHF	12/17/14	77,197	51
	GBP/USD	12/17/14	518,417	2,873
	USD/AUD	12/17/14	684,908	27,997
	USD/CAD	12/17/14	638,790	4,710
	USD/EUR	12/17/14	126,375	3,189
	USD/GBP	12/17/14	254,348	1,211
	USD/NZD	12/17/14	122,384	4,891
	USD/SEK	12/17/14	227,010	3,930
BNP Paribas SA	EUR/USD	12/17/14	128,902	16
	GBP/EUR	12/17/14	126,740	2,893
	NZD/USD	12/17/14	255,614	596
	SEK/EUR	12/17/14	257,905	101
	USD/AUD	12/17/14	249,029	6,654
	USD/EUR	12/17/14	127,638	982
	USD/GBP	12/17/14	508,697	7,578
	USD/JPY	12/17/14	163,407	1,951
	USD/NZD	12/17/14	499,608	10,232
Citibank NA	CHF/EUR	12/17/14	126,752	378
	GBP/EUR	12/17/14	252,857	1,372
	NOK/EUR	12/17/14	381,739	5,143
	USD/CAD	12/17/14	190,790	2,710
	USD/CHF	12/17/14	399,417	8,062
	USD/NZD	12/17/14	375,649	23,239
Deutsche Bank AG	USD/GBP	10/22/14	2,238,027	33,783
JPMorgan Chase Bank NA	SEK/EUR	12/17/14	476,906	1,738
	USD/EUR	10/30/14	1,080,000	27,868
	USD/EUR	12/17/14	63,187	529
	USD/JPY	12/17/14	175,273	7,903
Morgan Stanley Co., Inc.	USD/AUD	12/17/14	272,877	5,374
	USD/JPY	12/17/14	95,263	737
State Street Bank	AUD/USD	12/17/14	192,432	931
	USD/CHF	12/17/14	402,335	8,823
	USD/JPY	12/17/14	188,583	4,417
	USD/NZD	12/17/14	202,273	12,744
	USD/SEK	12/17/14	472,545	8,023
Westpac Banking Corp.	AUD/USD	12/17/14	255,995	669
	USD/AUD	12/17/14	526,608	20,373
	USD/CHF	12/17/14	430,672	8,934
	USD/EUR	10/30/14	75,966	1,746
	USD/EUR	12/17/14	62,556	1,586
	USD/NZD	12/17/14	241,671	14,709

TOTAL				$333,138

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America NA	CHF/USD	12/17/14	$126,146	$(2,853)
	EUR/CHF	12/17/14	257,804	(161)
	EUR/GBP	12/17/14	248,958	(3,830)
	EUR/USD	12/17/14	317,200	(4,662)
Barclays Bank PLC	CAD/USD	12/17/14	378,781	(7,219)
	EUR/USD	12/17/14	1,336,943	(31,221)
	GBP/USD	12/17/14	252,728	(3,920)
	JPY/USD	12/17/14	560,252	(21,748)
	NZD/USD	12/17/14	242,446	(12,394)
	USD/GBP	12/17/14	259,208	(933)
BNP Paribas SA	AUD/USD	12/17/14	306,498	(13,075)
	EUR/USD	12/17/14	189,562	(2,602)
	GBP/USD	12/17/14	127,243	(3,236)
Citibank NA	AUD/USD	12/17/14	312,593	(6,629)
	EUR/CHF	12/17/14	251,485	(149)
	EUR/GBP	12/17/14	125,111	(1,559)
	GBP/USD	10/22/14	114,296	(1,733)
	NOK/EUR	12/17/14	257,436	(367)
	NZD/USD	12/17/14	122,385	(4,834)
JPMorgan Chase Bank NA	EUR/GBP	12/17/14	252,749	(7,067)
	EUR/NOK	12/17/14	251,485	(3,557)
	JPY/USD	12/17/14	250,958	(6,042)
	SEK/USD	12/17/14	254,413	(4,587)
Morgan Stanley Co., Inc.	AUD/USD	12/17/14	184,595	(7,223)
	CAD/USD	12/17/14	306,884	(3,775)
	CHF/USD	12/17/14	126,291	(2,709)
	EUR/CHF	12/17/14	250,222	(197)
	EUR/USD	12/17/14	510,553	(4,484)
State Street Bank	AUD/USD	12/17/14	62,693	(1,354)
	EUR/GBP	12/17/14	125,111	(2,224)
	EUR/USD	12/17/14	126,374	(2,766)
	GBP/USD	12/17/14	254,348	(3,386)
	JPY/USD	12/17/14	444,280	(3,720)
Westpac Banking Corp.	AUD/USD	12/17/14	620,833	(18,811)
	NZD/USD	12/17/14	582,846	(25,861)

TOTAL				$(220,888)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At September 30, 2014, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $2,949,063)	3.000%	TBA - 30yr	10/25/44	$(3,000,000)	$(2,956,641)

FUTURES CONTRACTS — At September 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Eurodollar	1	December 2015	$247,238	$(7)
90 Day Eurodollar	(44)	March 2017	(10,733,250)	11,758
90 Day Eurodollar	(39)	June 2017	(9,495,038)	13,786
90 Day Eurodollar	(28)	September 2017	(6,806,450)	14,626
90 Day Sterling	(26)	December 2016	(5,157,040)	2,533
Euro-BTP Italian Government Bonds	3	December 2014	494,408	5,211
Euro-OAT	(2)	December 2014	(363,127)	(1,070)
Long Gilt	(3)	December 2014	(550,251)	(2,469)
U.S. Long Bond	4	December 2014	551,625	2,307
U.S. Ultra Long Treasury Bonds	(24)	December 2014	(3,660,000)	42,296
2 Year U.S. Treasury Notes	186	December 2014	40,704,938	(9,501)
5 Year U.S. Treasury Notes	(8)	December 2014	(946,063)	(1,351)
10 Year Japanese Government Bonds	(1)	December 2014	(1,329,747)	(1,447)
10 Year U.S. Treasury Notes	(32)	December 2014	(3,988,500)	3,171

TOTAL				$79,843

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Notional Amount (000’s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

AUD	770	12/17/19	6 Month BBR	3.750%	$(8,361)	$(3,222)
EUR	770	12/17/19	1.000%	6 Month EURIBOR	23,520	1,870
NZD	1,140	12/17/19	4.500	3 Month BBR	(2,600)	6,155
SEK	6,970	12/17/19	3 Month STIBOR	1.250	(8,485)	2,212
	$2,000	12/17/19	3 Month LIBOR	2.250	(17,799)	601
AUD	190	09/17/24	4.500	6 Month BBR	164	—
GBP	130	09/17/24	6 Month LIBOR	3.250	(1,745)	—
AUD	360	12/17/24	4.500	6 Month BBR	13,340	3,137
CAD	220	12/17/24	3.000	3 Month BA	8,871	(2,949)
EUR	190	12/17/24	6 Month EURIBOR	2.000	(20,970)	1,905
JPY	135,380	12/17/24	6 Month LIBOR	0.750	(12,049)	3,939
NZD	450	12/17/24	5.000	3 Month BBR	6,583	4,638
EUR	600	12/18/24	6 Month EURIBOR	2.000	863	(3,449)
GBP	500	12/18/24	3.250	6 Month LIBOR	4,279	1,901
GBP	200	12/17/44	6 Month LIBOR	3.250	(17,985)	(5,856)
	$210	12/17/44	3.500	3 Month LIBOR	5,851	5,376

TOTAL					$(26,523)	$16,258

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2014.

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$109,174,010

Gross unrealized gain	3,380,830
Gross unrealized loss	(598,870)

Net unrealized security gain	$2,781,960

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Automobiles & Components – 1.0%
2,486	BorgWarner, Inc.	$ 130,789
3,217	Delphi Automotive PLC	197,331
41,454	Ford Motor Co.	613,105
14,145	General Motors Co.	451,791
2,312	Harley-Davidson, Inc.	134,558
7,097	Johnson Controls, Inc.	312,268
2,723	The Goodyear Tire & Rubber Co.	61,499

		1,901,341

Banks – 6.1%
112,391	Bank of America Corp.	1,916,267
7,744	BB&T Corp.	288,154
32,462	Citigroup, Inc.	1,682,181
1,971	Comerica, Inc.	98,274
9,058	Fifth Third Bancorp	181,341
5,171	Hudson City Bancorp, Inc.	50,262
9,054	Huntington Bancshares, Inc.	88,095
40,188	JPMorgan Chase & Co.	2,420,925
9,250	KeyCorp	123,303
1,390	M&T Bank Corp.	171,373
3,438	People’s United Financial, Inc.	49,748
14,538	Regions Financial Corp.	145,962
5,676	SunTrust Banks, Inc.	215,858
5,729	The PNC Financial Services Group, Inc.	490,288
19,261	U.S. Bancorp	805,688
50,758	Wells Fargo & Co.	2,632,817
2,089	Zions Bancorporation	60,706

		11,421,242

Capital Goods – 7.5%
6,923	3M Co.	980,851
1,011	Allegion PLC	48,164
2,582	AMETEK, Inc.	129,642
6,655	Caterpillar, Inc.	659,045
1,815	Cummins, Inc.	239,544
6,454	Danaher Corp.	490,375
3,830	Deere & Co.	314,022
1,795	Dover Corp.	144,192
5,073	Eaton Corp. PLC	321,476
7,457	Emerson Electric Co.	466,659
2,957	Fastenal Co.	132,769
1,502	Flowserve Corp.	105,921
1,679	Fluor Corp.	112,140
3,400	General Dynamics Corp.	432,106
107,228	General Electric Co.	2,747,181
8,373	Honeywell International, Inc.	779,694
3,865	Illinois Tool Works, Inc.	326,283
2,708	Ingersoll-Rand PLC	152,623
1,438	Jacobs Engineering Group, Inc.*	70,203
1,110	Joy Global, Inc.	60,539
938	L-3 Communications Holdings, Inc.	111,547
2,838	Lockheed Martin Corp.	518,730
3,792	Masco Corp.	90,705
2,199	Northrop Grumman Corp.	289,740
3,825	PACCAR, Inc.	217,547
1,146	Pall Corp.	95,920
1,618	Parker Hannifin Corp.	184,695

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
2,057	Pentair PLC	$ 134,713
1,533	Precision Castparts Corp.	363,137
2,397	Quanta Services, Inc.*	86,987
3,333	Raytheon Co.	338,699
1,476	Rockwell Automation, Inc.	162,183
1,449	Rockwell Collins, Inc.	113,747
1,080	Roper Industries, Inc.	157,993
633	Snap-on, Inc.	76,644
1,697	Stanley Black & Decker, Inc.	150,677
3,060	Textron, Inc.	110,129
7,161	The Boeing Co.	912,168
1,000	United Rentals, Inc.*	111,100
9,048	United Technologies Corp.	955,469
647	W.W. Grainger, Inc.	162,818
2,047	Xylem, Inc.	72,648

		14,131,425

Commercial & Professional Services – 0.7%
1,032	Cintas Corp.	72,849
1,327	Equifax, Inc.	99,180
1,764	Iron Mountain, Inc.	57,595
3,149	Nielsen NV	139,595
2,265	Pitney Bowes, Inc.	56,602
2,723	Republic Services, Inc.	106,251
1,495	Robert Half International, Inc.	73,255
912	Stericycle, Inc.*	106,303
1,895	The ADT Corp.	67,197
389	The Dun & Bradstreet Corp.	45,696
4,739	Tyco International Ltd.	211,217
4,571	Waste Management, Inc.	217,260

		1,253,000

Consumer Durables & Apparel – 1.3%
2,999	Coach, Inc.	106,794
3,216	D.R. Horton, Inc.	65,992
512	Fossil Group, Inc.*	48,077
1,334	Garmin Ltd.	69,355
722	Harman International Industries, Inc.	70,785
1,259	Hasbro, Inc.	69,239
1,467	Leggett & Platt, Inc.	51,228
1,923	Lennar Corp. Class A	74,670
3,689	Mattel, Inc.	113,068
2,155	Michael Kors Holdings Ltd.*	153,846
654	Mohawk Industries, Inc.*	88,172
3,015	Newell Rubbermaid, Inc.	103,746
7,515	NIKE, Inc. Class B	670,338
3,706	PulteGroup, Inc.	65,448
895	PVH Corp.	108,429
642	Ralph Lauren Corp.	105,757
1,761	Under Armour, Inc. Class A*	121,685
3,642	VF Corp.	240,481
845	Whirlpool Corp.	123,074

		2,450,184

Consumer Services – 1.6%
4,658	Carnival Corp.	187,112
331	Chipotle Mexican Grill, Inc.*	220,641
1,449	Darden Restaurants, Inc.	74,565
2,865	H&R Block, Inc.	88,844

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
2,328	Marriott International, Inc. Class A	$ 162,727
10,492	McDonald’s Corp.	994,746
8,020	Starbucks Corp.	605,189
2,036	Starwood Hotels & Resorts Worldwide, Inc.	169,416
1,376	Wyndham Worldwide Corp.	111,814
851	Wynn Resorts Ltd.	159,205
4,716	Yum! Brands, Inc.	339,458

		3,113,717

Diversified Financials – 5.2%
600	Affiliated Managers Group, Inc.*	120,216
9,617	American Express Co.	841,872
2,020	Ameriprise Financial, Inc.	249,228
19,452	Berkshire Hathaway, Inc. Class B*	2,687,099
1,345	BlackRock, Inc.	441,590
6,032	Capital One Financial Corp.	492,332
3,355	CME Group, Inc.	268,249
4,971	Discover Financial Services	320,083
3,134	E*TRADE Financial Corp.*	70,797
4,259	Franklin Resources, Inc.	232,584
1,220	Intercontinental Exchange, Inc.	237,961
4,591	Invesco Ltd.	181,253
1,043	Legg Mason, Inc.	53,360
3,475	Leucadia National Corp.	82,844
2,891	McGraw Hill Financial, Inc.	244,145
1,986	Moody’s Corp.	187,677
16,414	Morgan Stanley	567,432
4,077	Navient Corp.	72,204
2,344	Northern Trust Corp.	159,462
4,525	State Street Corp.	333,085
2,826	T. Rowe Price Group, Inc.	221,558
12,091	The Bank of New York Mellon Corp.	468,284
12,255	The Charles Schwab Corp.	360,175
4,347	The Goldman Sachs Group, Inc.(a)	797,979
1,204	The NASDAQ OMX Group, Inc.	51,074

		9,742,543

Energy – 9.6%
5,425	Anadarko Petroleum Corp.	550,312
4,087	Apache Corp.	383,647
4,649	Baker Hughes, Inc.	302,464
4,417	Cabot Oil & Gas Corp.	144,392
2,220	Cameron International Corp.*	147,364
5,492	Chesapeake Energy Corp.	126,261
20,290	Chevron Corp.	2,421,003
935	Cimarex Energy Co.	118,306
13,106	ConocoPhillips	1,002,871
2,500	CONSOL Energy, Inc.	94,650
3,836	Denbury Resources, Inc.	57,655
4,118	Devon Energy Corp.	280,765
746	Diamond Offshore Drilling, Inc.	25,565
2,513	Ensco PLC Class A	103,812
5,822	EOG Resources, Inc.	576,494
1,612	EQT Corp.	147,562

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
45,567	Exxon Mobil Corp.	$ 4,285,576
2,557	FMC Technologies, Inc.*	138,871
8,997	Halliburton Co.	580,396
1,176	Helmerich & Payne, Inc.	115,095
2,808	Hess Corp.	264,851
7,029	Kinder Morgan, Inc.	269,492
7,197	Marathon Oil Corp.	270,535
3,027	Marathon Petroleum Corp.	256,296
1,808	Murphy Oil Corp.	102,893
2,846	Nabors Industries Ltd.	64,775
4,595	National Oilwell Varco, Inc.	349,680
1,404	Newfield Exploration Co.*	52,046
2,712	Noble Corp. PLC	60,261
3,879	Noble Energy, Inc.	265,168
8,330	Occidental Petroleum Corp.	800,930
2,183	ONEOK, Inc.	143,096
5,972	Phillips 66	485,583
1,537	Pioneer Natural Resources Co.	302,743
1,816	QEP Resources, Inc.	55,896
1,777	Range Resources Corp.	120,498
13,852	Schlumberger Ltd.	1,408,610
3,839	Southwestern Energy Co.*	134,173
7,147	Spectra Energy Corp.	280,591
1,370	Tesoro Corp.	83,543
7,219	The Williams Companies, Inc.	399,572
3,683	Transocean Ltd.	117,746
5,641	Valero Energy Corp.	261,009

		18,153,048

Food & Staples Retailing – 2.2%
4,707	Costco Wholesale Corp.	589,881
12,381	CVS Health Corp.	985,404
2,504	Safeway, Inc.	85,887
6,261	Sysco Corp.	237,605
5,269	The Kroger Co.	273,988
9,376	Walgreen Co.	555,716
16,859	Wal-Mart Stores, Inc.	1,289,208
3,859	Whole Foods Market, Inc.	147,066

		4,164,755

Food, Beverage & Tobacco – 5.2%
21,193	Altria Group, Inc.	973,606
6,897	Archer-Daniels-Midland Co.	352,437
1,688	Brown-Forman Corp. Class B	152,291
1,875	Campbell Soup Co.	80,119
2,463	Coca-Cola Enterprises, Inc.	109,259
4,593	ConAgra Foods, Inc.	151,753
1,800	Constellation Brands, Inc. Class A*	156,888
2,085	Dr. Pepper Snapple Group, Inc.	134,086
6,578	General Mills, Inc.	331,860
1,464	Hormel Foods Corp.	75,235
2,772	Kellogg Co.	170,755
1,302	Keurig Green Mountain, Inc.	169,429
6,375	Kraft Foods Group, Inc.	359,550
3,847	Lorillard, Inc.	230,474
1,412	McCormick & Co., Inc.	94,463
2,159	Mead Johnson Nutrition Co.	207,739
1,702	Molson Coors Brewing Co. Class B	126,697
18,026	Mondelez International, Inc. Class A	617,661

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
1,480	Monster Beverage Corp.*	$ 135,672
16,137	PepsiCo, Inc.	1,502,193
16,691	Philip Morris International, Inc.	1,392,029
3,324	Reynolds American, Inc.	196,116
42,191	The Coca-Cola Co.	1,799,868
1,567	The Hershey Co.	149,539
1,090	The J.M. Smucker Co.	107,899
3,019	Tyson Foods, Inc. Class A	118,858

		9,896,476

Health Care Equipment & Services – 4.3%
16,010	Abbott Laboratories	665,856
3,789	Aetna, Inc.	306,909
2,300	AmerisourceBergen Corp.	177,790
5,818	Baxter International, Inc.	417,558
2,048	Becton, Dickinson and Co.	233,083
14,383	Boston Scientific Corp.*	169,863
817	C. R. Bard, Inc.	116,594
3,618	Cardinal Health, Inc.	271,061
2,168	CareFusion Corp.*	98,102
3,127	Cerner Corp.*	186,275
2,853	Cigna Corp.	258,739
4,832	Covidien PLC	418,016
1,865	DaVita HealthCare Partners, Inc.*	136,406
1,506	DENTSPLY International, Inc.	68,674
1,138	Edwards Lifesciences Corp.*	116,247
8,005	Express Scripts Holding Co.*	565,393
1,651	Humana, Inc.	215,109
384	Intuitive Surgical, Inc.*	177,339
928	Laboratory Corp. of America Holdings*	94,424
2,473	McKesson Corp.	481,419
10,433	Medtronic, Inc.	646,324
908	Patterson Companies, Inc.	37,618
1,529	Quest Diagnostics, Inc.	92,780
3,091	St. Jude Medical, Inc.	185,862
3,157	Stryker Corp.	254,928
1,062	Tenet Healthcare Corp.*	63,072
10,409	UnitedHealth Group, Inc.	897,776
1,000	Universal Health Services, Inc. Class B	104,500
1,096	Varian Medical Systems, Inc.*	87,811
2,930	WellPoint, Inc.	350,487
1,777	Zimmer Holdings, Inc.	178,677

		8,074,692

Household & Personal Products – 2.0%
4,817	Avon Products, Inc.	60,694
9,138	Colgate-Palmolive Co.	595,980
3,995	Kimberly-Clark Corp.	429,742
1,410	The Clorox Co.	135,417
2,366	The Estee Lauder Companies, Inc. Class A	176,788
28,931	The Procter & Gamble Co.	2,422,682

		3,821,303

Insurance – 2.8%
3,597	ACE Ltd.	377,217
4,875	Aflac, Inc.	283,969

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
15,213	American International Group, Inc.	$ 821,806
3,103	Aon PLC	272,040
805	Assurant, Inc.	51,761
1,516	Cincinnati Financial Corp.	71,328
5,397	Genworth Financial, Inc. Class A*	70,701
4,785	Hartford Financial Services Group, Inc.	178,241
2,790	Lincoln National Corp.	149,488
3,315	Loews Corp.	138,103
5,859	Marsh & McLennan Companies, Inc.	306,660
11,997	MetLife, Inc.	644,479
2,973	Principal Financial Group, Inc.	155,993
4,954	Prudential Financial, Inc.	435,655
4,618	The Allstate Corp.	283,407
2,570	The Chubb Corp.	234,076
5,786	The Progressive Corp.	146,270
3,614	The Travelers Companies, Inc.	339,499
1,444	Torchmark Corp.	75,622
2,807	Unum Group	96,505
2,837	XL Group PLC	94,103

		5,226,923

Materials – 3.4%
2,048	Air Products & Chemicals, Inc.	266,609
731	Airgas, Inc.	80,885
12,283	Alcoa, Inc.	197,634
1,171	Allegheny Technologies, Inc.	43,444
1,064	Avery Dennison Corp.	47,508
1,530	Ball Corp.	96,803
1,121	Bemis Co., Inc.	42,620
531	CF Industries Holdings, Inc.	148,266
9,787	E.I. du Pont de Nemours & Co.	702,315
1,606	Eastman Chemical Co.	129,909
2,903	Ecolab, Inc.	333,352
1,388	FMC Corp.	79,380
11,133	Freeport-McMoRan, Inc.	363,493
889	International Flavors & Fragrances, Inc.	85,237
4,626	International Paper Co.	220,845
4,434	LyondellBasell Industries NV Class A	481,798
666	Martin Marietta Materials, Inc.	85,874
1,777	MeadWestvaco Corp.	72,750
5,586	Monsanto Co.	628,481
5,334	Newmont Mining Corp.	122,949
3,463	Nucor Corp.	187,972
1,826	Owens-Illinois, Inc.*	47,567
1,473	PPG Industries, Inc.	289,798
3,140	Praxair, Inc.	405,060
2,008	Sealed Air Corp.	70,039
1,290	Sigma-Aldrich Corp.	175,453
12,035	The Dow Chemical Co.	631,115
3,403	The Mosaic Co.	151,127
899	The Sherwin-Williams Co.	196,872
1,366	Vulcan Materials Co.	82,274

		6,467,429

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – 3.5%
2,316	Cablevision Systems Corp. Class A	$ 40,553
5,235	CBS Corp. Class B	280,073
27,653	Comcast Corp. Class A	1,487,179
5,323	DIRECTV*	460,546
1,590	Discovery Communications, Inc. Class A*	60,102
2,890	Discovery Communications, Inc. Class C*	107,739
2,481	Gannett Co., Inc.	73,611
5,189	News Corp. Class A*	84,840
2,684	Omnicom Group, Inc.	184,820
1,108	Scripps Networks Interactive, Inc. Class A	86,524
4,476	The Interpublic Group of Companies, Inc.	82,001
16,909	The Walt Disney Co.	1,505,408
2,986	Time Warner Cable, Inc.	428,461
9,105	Time Warner, Inc.	684,787
20,166	Twenty-First Century Fox, Inc. Class A	691,492
4,079	Viacom, Inc. Class B	313,838

		6,571,974

Pharmaceuticals, Biotechnology & Life Sciences – 9.5%
17,056	AbbVie, Inc.	985,155
2,781	Actavis PLC*	671,000
3,527	Agilent Technologies, Inc.	200,968
2,128	Alexion Pharmaceuticals, Inc.*	352,865
3,236	Allergan, Inc.	576,623
8,083	Amgen, Inc.	1,135,338
2,523	Biogen Idec, Inc.*	834,634
17,773	Bristol-Myers Squibb Co.	909,622
8,563	Celgene Corp.*	811,601
10,501	Eli Lilly & Co.	680,990
16,152	Gilead Sciences, Inc.*	1,719,380
1,816	Hospira, Inc.*	94,486
30,156	Johnson & Johnson	3,214,328
1,200	Mallinckrodt PLC*	108,180
30,834	Merck & Co., Inc.	1,827,840
4,064	Mylan, Inc.*	184,871
1,238	PerkinElmer, Inc.	53,977
1,425	Perrigo Co. PLC	214,021
67,783	Pfizer, Inc.	2,004,343
756	Regeneron Pharmaceuticals, Inc.*	272,553
4,288	Thermo Fisher Scientific, Inc.	521,850
2,554	Vertex Pharmaceuticals, Inc.*	286,840
887	Waters Corp.*	87,919
5,448	Zoetis, Inc.	201,304

		17,950,688

Real Estate – 2.2%
4,242	American Tower Corp. (REIT)	397,178
1,564	Apartment Investment & Management Co. Class A (REIT)	49,767
1,396	AvalonBay Communities, Inc. (REIT)	196,794
1,636	Boston Properties, Inc. (REIT)	189,383
2,891	CBRE Group, Inc. Class A*	85,978

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
3,555	Crown Castle International Corp. (REIT)	$ 286,284
3,860	Equity Residential (REIT)	237,699
664	Essex Property Trust, Inc. (REIT)	118,690
6,703	General Growth Properties, Inc. (REIT)	157,856
4,918	HCP, Inc. (REIT)	195,294
3,487	Health Care REIT, Inc. (REIT)	217,484
8,017	Host Hotels & Resorts, Inc. (REIT)	171,003
4,491	Kimco Realty Corp. (REIT)	98,398
1,947	Plum Creek Timber Co., Inc. (REIT)	75,953
5,276	Prologis, Inc. (REIT)	198,905
1,541	Public Storage (REIT)	255,559
3,320	Simon Property Group, Inc. (REIT)	545,874
1,524	The Macerich Co. (REIT)	97,277
3,133	Ventas, Inc. (REIT)	194,089
1,895	Vornado Realty Trust (REIT)	189,424
5,216	Weyerhaeuser Co. (REIT)	166,182

		4,125,071

Retailing – 4.2%
4,048	Amazon.com, Inc.*	1,305,237
799	AutoNation, Inc.*	40,198
352	AutoZone, Inc.*	179,400
2,140	Bed Bath & Beyond, Inc.*	140,876
2,996	Best Buy Co., Inc.	100,636
2,364	CarMax, Inc.*	109,808
3,265	Dollar General Corp.*	199,524
2,197	Dollar Tree, Inc.*	123,186
1,060	Expedia, Inc.	92,877
1,059	Family Dollar Stores, Inc.	81,797
1,274	GameStop Corp. Class A	52,489
1,612	Genuine Parts Co.	141,389
2,136	Kohl’s Corp.	130,360
2,648	L Brands, Inc.	177,363
10,547	Lowe’s Companies, Inc.	558,147
3,805	Macy’s, Inc.	221,375
641	Netflix, Inc.*	289,206
1,541	Nordstrom, Inc.	105,358
1,129	O’Reilly Automotive, Inc.*	169,757
1,088	PetSmart, Inc.	76,258
2,241	Ross Stores, Inc.	169,375
6,712	Staples, Inc.	81,215
6,788	Target Corp.	425,472
2,844	The Gap, Inc.	118,566
14,349	The Home Depot, Inc.	1,316,377
561	The Priceline Group, Inc.*	649,963
1,207	Tiffany & Co.	116,246
7,404	TJX Companies, Inc.	438,095
1,506	Tractor Supply Co.	92,634
1,217	TripAdvisor, Inc.*	111,258
1,108	Urban Outfitters, Inc.*	40,664

		7,855,106

Semiconductors & Semiconductor Equipment – 2.4%
3,335	Altera Corp.	119,326
3,305	Analog Devices, Inc.	163,564
12,973	Applied Materials, Inc.	280,347

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
2,706	Avago Technologies Ltd.	$ 235,422
5,752	Broadcom Corp. Class A	232,496
780	First Solar, Inc.*	51,332
52,903	Intel Corp.	1,842,082
1,738	KLA-Tencor Corp.	136,920
1,760	Lam Research Corp.	131,472
2,572	Linear Technology Corp.	114,171
2,178	Microchip Technology, Inc.	102,867
11,363	Micron Technology, Inc.*	389,296
5,489	NVIDIA Corp.	101,272
11,417	Texas Instruments, Inc.	544,477
2,818	Xilinx, Inc.	119,342

		4,564,386

Software & Services – 10.5%
6,745	Accenture PLC Class A	548,503
4,947	Adobe Systems, Inc.*	342,283
1,893	Akamai Technologies, Inc.*	113,201
557	Alliance Data Systems Corp.*	138,286
2,469	Autodesk, Inc.*	136,042
5,138	Automatic Data Processing, Inc.	426,865
3,488	CA, Inc.	97,455
1,766	Citrix Systems, Inc.*	125,986
6,532	Cognizant Technology Solutions Corp. Class A*	292,438
1,564	Computer Sciences Corp.	95,639
12,068	eBay, Inc.*	683,411
3,420	Electronic Arts, Inc.*	121,786
20,814	Facebook, Inc. Class A*	1,645,138
3,105	Fidelity National Information Services, Inc.	174,811
2,637	Fiserv, Inc.*	170,442
3,027	Google, Inc. Class A*	1,781,117
3,027	Google, Inc. Class C*	1,747,669
9,913	International Business Machines Corp.	1,881,785
3,024	Intuit, Inc.	265,054
10,517	Mastercard, Inc. Class A	777,417
88,102	Microsoft Corp.	4,084,409
34,781	Oracle Corp.	1,331,417
3,520	Paychex, Inc.	155,584
2,071	Red Hat, Inc.*	116,287
6,049	salesforce.com inc*	347,999
7,324	Symantec Corp.	172,187
1,725	Teradata Corp.*	72,312
5,660	The Western Union Co.	90,786
1,806	Total System Services, Inc.	55,914
1,155	VeriSign, Inc.*	63,664
5,268	Visa, Inc. Class A	1,124,033
11,482	Xerox Corp.	151,907
9,883	Yahoo!, Inc.*	402,732

		19,734,559

Technology Hardware & Equipment – 6.6%
1,668	Amphenol Corp. Class A	166,566
64,014	Apple, Inc.	6,449,410
54,556	Cisco Systems, Inc.	1,373,174
13,794	Corning, Inc.	266,776
21,676	EMC Corp.	634,240
736	F5 Networks, Inc.*	87,393

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
1,526	FLIR Systems, Inc.	$ 47,825
1,165	Harris Corp.	77,356
20,004	Hewlett-Packard Co.	709,542
2,092	Jabil Circuit, Inc.	42,196
4,289	Juniper Networks, Inc.	95,001
2,359	Motorola Solutions, Inc.	149,277
3,480	NetApp, Inc.	149,501
17,875	QUALCOMM, Inc.	1,336,514
2,417	SanDisk Corp.	236,745
3,477	Seagate Technology PLC	199,128
4,387	TE Connectivity Ltd.	242,557
2,230	Western Digital Corp.	217,024

		12,480,225

Telecommunication Services – 2.4%
55,472	AT&T, Inc.	1,954,833
6,139	CenturyLink, Inc.	251,024
10,443	Frontier Communications Corp.	67,984
44,269	Verizon Communications, Inc.	2,213,007
6,282	Windstream Holdings, Inc.	67,720

		4,554,568

Transportation – 2.1%
1,615	C.H. Robinson Worldwide, Inc.	107,107
10,680	CSX Corp.	342,401
9,081	Delta Air Lines, Inc.	328,278
2,085	Expeditors International of Washington, Inc.	84,609
2,836	FedEx Corp.	457,872
1,156	Kansas City Southern	140,107
3,330	Norfolk Southern Corp.	371,628
600	Ryder System, Inc.	53,982
7,392	Southwest Airlines Co.	249,628
9,569	Union Pacific Corp.	1,037,471
7,534	United Parcel Service, Inc. Class B	740,517

		3,913,600

Utilities – 3.0%
7,046	AES Corp.	99,912
1,304	AGL Resources, Inc.	66,947
2,546	Ameren Corp.	97,588
5,226	American Electric Power Co., Inc.	272,849
4,631	CenterPoint Energy, Inc.	113,321
2,929	CMS Energy Corp.	86,874
3,102	Consolidated Edison, Inc.	175,759
6,264	Dominion Resources, Inc.	432,780
1,920	DTE Energy Co.	146,074
7,594	Duke Energy Corp.	567,803
3,438	Edison International	192,253
1,951	Entergy Corp.	150,871
9,152	Exelon Corp.	311,992
4,578	FirstEnergy Corp.	153,683
870	Integrys Energy Group, Inc.	56,393
4,663	NextEra Energy, Inc.	437,762
3,361	NiSource, Inc.	137,734
3,436	Northeast Utilities	152,215
3,660	NRG Energy, Inc.	111,557
2,730	Pepco Holdings, Inc.	73,055

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
4,954	PG&E Corp.	$ 223,128
1,214	Pinnacle West Capital Corp.	66,333
6,932	PPL Corp.	227,647
5,366	Public Service Enterprise Group, Inc.	199,830
1,546	SCANA Corp.	76,697
2,423	Sempra Energy	255,336
2,312	TECO Energy, Inc.	40,183
9,494	The Southern Co.	414,413
2,467	Wisconsin Energy Corp.	106,081
5,465	Xcel Energy, Inc.	166,136

		5,613,206

TOTAL COMMON STOCKS		187,181,461

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligation(b)(c) – 0.1%
United States Treasury Bill
$100,000	0.000%	11/06/14	$ 99,998

TOTAL INVESTMENTS – 99.4%			$187,281,459

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			1,214,360

NET ASSETS – 100.0%			$188,495,819

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	All or portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-mini Index	15	December 2014	$1,474,125	$(8,404)

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$107,767,791

Gross unrealized gain	94,644,384
Gross unrealized loss	(15,130,716)

Net unrealized security gain	$79,513,668

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL MARKETS NAVIGATOR FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Agency Debentures(a) – 12.7%
FHLMC
$15,794,000	0.000%	10/16/14	$ 15,793,921
FNMA
10,114,000	0.000	12/29/14	10,113,626

TOTAL AGENCY DEBENTURES			$ 25,907,547

Shares	Description	Value
Exchange Traded Funds – 58.0%
1,377,565	iShares MSCI Emerging Markets ETF	$ 57,251,602
335,870	Vanguard S&P 500 ETF	60,654,763

TOTAL EXCHANGE TRADED FUNDS		$ 117,906,365

U.S. Treasury Obligation(a) – 15.0%
United States Treasury Bill
$30,505,000	0.000%	12/11/14	$ 30,503,917

Shares	Distribution Rate	Value
Investment Company(b)(c) – 12.9%
Goldman Sachs Financial Square Government Fund — FST Shares(b)(c)
26,196,427	0.006%	$ 26,196,427

TOTAL INVESTMENTS – 98.6%		$ 200,514,256

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		2,799,874

NET ASSETS – 100.0%		$ 203,314,130

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2014.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL MARKETS NAVIGATOR FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	252	December 2014	$10,258,441	$64,450
Euro-Bund	200	December 2014	37,815,717	207,370
TSE TOPIX Index	259	December 2014	31,325,598	896,227

TOTAL				$1,168,047

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$197,013,927

Gross unrealized gain	5,991,507
Gross unrealized loss	(2,491,178)

Net unrealized security gain	$3,500,329

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Automobiles & Components – 1.0%
7,839	Tesla Motors, Inc.*	$ 1,902,369

Banks – 3.0%
80,650	First Republic Bank	3,982,497
239,724	MGIC Investment Corp.*	1,872,244

		5,854,741

Capital Goods – 12.6%
58,775	AMETEK, Inc.	2,951,093
27,069	Flowserve Corp.	1,908,906
50,134	Generac Holdings, Inc.*	2,032,432
45,462	Graco, Inc.	3,317,817
24,800	Hubbell, Inc. Class B	2,989,144
47,770	Kennametal, Inc.	1,973,378
50,931	Quanta Services, Inc.*	1,848,286
78,983	Sensata Technologies Holding NV*	3,517,113
16,612	W.W. Grainger, Inc.	4,180,410

		24,718,579

Commercial & Professional Services – 0.8%
33,039	Waste Connections, Inc.	1,603,052

Consumer Durables & Apparel – 7.1%
120,552	Kate Spade & Co.*	3,162,079
32,118	PVH Corp.	3,891,096
52,389	Toll Brothers, Inc.*	1,632,441
35,995	Under Armour, Inc. Class A*	2,487,255
41,442	VF Corp.	2,736,415

		13,909,286

Consumer Services – 2.6%
3,656	Chipotle Mexican Grill, Inc.*	2,437,053
16,396	Panera Bread Co. Class A*	2,667,957

		5,105,010

Diversified Financials – 4.5%
23,588	Intercontinental Exchange, Inc.	4,600,839
157,869	Navient Corp.	2,795,860
176,208	SLM Corp.	1,508,341

		8,905,040

Energy – 5.5%
12,676	Core Laboratories NV	1,855,133
28,516	Dril-Quip, Inc.*	2,549,330
31,589	Noble Energy, Inc.	2,159,424
88,747	Weatherford International PLC*	1,845,937
31,092	Whiting Petroleum Corp.*	2,411,185

		10,821,009

Food & Staples Retailing – 2.2%
115,419	Whole Foods Market, Inc.	4,398,618

Food, Beverage & Tobacco – 7.2%
59,182	Coca-Cola Enterprises, Inc.	2,625,314
24,994	Keurig Green Mountain, Inc.	3,252,469
28,730	McCormick & Co., Inc.	1,922,037
33,309	The Hain Celestial Group, Inc.*	3,409,176
35,708	TreeHouse Foods, Inc.*	2,874,494

		14,083,490

Health Care Equipment & Services – 5.5%
52,570	CareFusion Corp.*	2,378,793

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
35,441	Cerner Corp.*	$ 2,111,220
19,120	Henry Schein, Inc.*	2,226,907
114,814	HMS Holdings Corp.*	2,164,244
3,898	Intuitive Surgical, Inc.*	1,800,174

		10,681,338

Materials – 4.5%
27,069	Airgas, Inc.	2,995,185
28,286	International Flavors & Fragrances, Inc.	2,712,062
14,075	The Sherwin-Williams Co.	3,082,284

		8,789,531

Media – 1.9%
48,563	Discovery Communications, Inc. Class A*	1,835,681
48,285	Discovery Communications, Inc. Class C*	1,800,065

		3,635,746

Pharmaceuticals, Biotechnology & Life Sciences – 8.6%
51,501	Agilent Technologies, Inc.	2,934,527
61,863	Cepheid, Inc.*	2,723,828
13,366	Incyte Corp. Ltd.*	655,602
14,359	Medivation, Inc.*	1,419,674
7,432	Mettler-Toledo International, Inc.*	1,903,558
90,737	Mylan, Inc.*	4,127,626
26,602	Vertex Pharmaceuticals, Inc.*	2,987,671

		16,752,486

Real Estate – 1.8%
120,414	CBRE Group, Inc. Class A*	3,581,112

Retailing – 10.1%
46,535	Dollar General Corp.*	2,843,754
76,156	Five Below, Inc.*	3,016,539
49,339	L Brands, Inc.	3,304,726
106,309	LKQ Corp.*	2,826,756
27,989	Lumber Liquidators Holdings, Inc.*	1,606,009
20,541	Restoration Hardware Holdings, Inc.*	1,634,037
16,556	TripAdvisor, Inc.*	1,513,549
25,093	Ulta Salon, Cosmetics & Fragrance, Inc.*	2,965,240

		19,710,610

Semiconductors & Semiconductor Equipment – 2.1%
98,910	Xilinx, Inc.	4,188,838

Software & Services – 11.2%
18,878	Equinix, Inc.*	4,011,198
33,550	Fidelity National Information Services, Inc.	1,888,865
20,311	FleetCor Technologies, Inc.*	2,886,599
46,735	Guidewire Software, Inc.*	2,072,230
17,427	LinkedIn Corp. Class A*	3,621,156
55,089	Pandora Media, Inc.*	1,330,950
39,781	Red Hat, Inc.*	2,233,703
41,879	ServiceNow, Inc.*	2,461,648
29,300	Twitter, Inc.*	1,511,294

		22,017,643

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – 1.6%
30,967	Amphenol Corp. Class A	$ 3,092,365

Telecommunication Services – 3.5%
42,652	SBA Communications Corp. Class A*	4,730,107
49,185	tw telecom, inc.*	2,046,588

		6,776,695

Transportation – 1.9%
29,884	Kansas City Southern	3,621,941

TOTAL INVESTMENTS – 99.2%		$194,149,499

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		1,616,784

NET ASSETS – 100.0%		$195,766,283

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$152,137,704

Gross unrealized gain	46,486,548
Gross unrealized loss	(4,474,753)

Net unrealized security gain	$42,011,795

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 60.5%
Collateralized Mortgage Obligations – 46.0%
Agency Multi-Family(a) – 10.4%
FHLMC Multifamily Structured Pass-Through Certificates Series KF02, Class A1
$2,284,337	0.580%	07/25/20	$ 2,292,605
FHLMC Multifamily Structured Pass-Through Certificates Series KF03, Class A
698,005	0.495	01/25/21	697,618
FHLMC Multifamily Structured Pass-Through Certificates Series KS02, Class A
1,493,847	0.534	08/25/23	1,493,847
FNMA
186,090	2.800	03/01/18	192,610
476,475	3.740	05/01/18	508,517
110,000	3.840	05/01/18	117,819
400,000	4.506	06/01/19	432,493
94,338	3.416	10/01/20	99,505
89,545	3.615	12/01/20	95,392
373,857	3.763	12/01/20	400,150
195,198	4.375	06/01/21	215,357
FNMA ACES Series 2013-M11, Class FA
1,033,218	0.484	01/25/18	1,034,621
FNMA ACES Series 2014-M5, Class FA
361,336	0.521	01/25/17	361,835
GNMA
71,422	3.950	07/15/25	74,459

			8,016,828

Regular Floater(a) – 35.6%
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(b)
1,892,711	0.453	09/20/66	1,854,816
FHLMC REMIC Series 3208, Class FD(c)
456,090	0.554	08/15/36	457,672
FHLMC REMIC Series 3208, Class FG(c)
1,836,605	0.554	08/15/36	1,842,975
FHLMC REMIC Series 3307, Class FT
2,685,360	0.394	07/15/34	2,692,544
FHLMC REMIC Series 3311, Class KF
4,094,115	0.494	05/15/37	4,098,330
FHLMC REMIC Series 3371, Class FA(c)
1,142,186	0.754	09/15/37	1,154,870
FHLMC REMIC Series 4174, Class FB
1,784,410	0.454	05/15/39	1,779,737
FNMA REMIC Series 2006-82, Class F
1,283,810	0.725	09/25/36	1,296,079
FNMA REMIC Series 2006-96, Class FA
1,388,336	0.455	10/25/36	1,392,055
FNMA REMIC Series 2007-85, Class FC
1,071,643	0.695	09/25/37	1,082,752
FNMA REMIC Series 2008-8, Class FB
1,628,040	0.974	02/25/38	1,644,585
FNMA REMIC Series 2012-35, Class QF
2,477,643	0.555	04/25/42	2,489,399
GNMA Series 2005-48, Class AF
1,322,688	0.353	06/20/35	1,318,132
Granite Master Issuer PLC Series 2006-3, Class A4
217,036	0.234	12/20/54	215,929
Granite Master Issuer PLC Series 2007-1, Class 2A1
1,025,986	0.294	12/20/54	1,021,250
Leek Finance Number Eighteen PLC Series 18X, Class A2B
146,958	0.493	09/21/38	153,422
Leek Finance Number Seventeen PLC Series 17A, Class A2B(b)
64,274	0.513	12/21/37	67,642

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(a) – (continued)
National Credit Union Administration Guaranteed Notes Trust Series 2011-R1, Class 1A(c)
$2,968,996	0.606%	01/08/20	$ 2,984,769

			27,546,958

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$35,563,786

Commercial Mortgage-Backed Securities – 2.9%
Regular Floater(a)(b) – 2.6%
Commercial Mortgage Pass-Through Certificates Series 2014-KYO, Class A
$900,000	1.054%	06/11/27	$ 898,931
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-FBLU, Class A
1,100,000	1.104	12/15/28	1,100,053

			1,998,984

Sequential Fixed Rate(a) – 0.3%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4
195,200	5.889	07/10/44	207,962

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 2,206,946

Federal Agencies(a) – 11.6%
Adjustable Rate FHLMC – 6.0%
$270,289	2.375%	09/01/35	$ 288,764
750,367	2.485	12/01/36	805,568
1,041,734	2.800	04/01/37	1,116,609
807,298	2.429	01/01/38	863,932
428,475	2.252	05/01/35	455,143
1,056,933	2.406	01/01/38	1,134,390

			4,664,406

Adjustable Rate FNMA – 4.9%
106,354	1.847	05/01/33	111,988
303,383	2.333	05/01/35	322,862
761,842	2.589	06/01/35	815,807
955,103	2.141	11/01/35	1,021,106
155,455	2.396	12/01/35	165,608
569,542	2.509	03/01/37	612,946
705,010	2.293	12/01/37	754,568

			3,804,885

Adjustable Rate GNMA – 0.7%
521,036	1.625	04/20/33	541,025

TOTAL FEDERAL AGENCIES			$ 9,010,316

TOTAL MORTGAGE-BACKED OBLIGATIONS			$46,781,048

Asset-Backed Securities – 34.7%
Auto – 1.6%(a)
Ally Master Owner Trust Series 2013-1, Class A1
$1,250,000	0.604%	02/15/18	$ 1,252,601

Collateralized Loan Obligations(a) – 9.3%
Acis CLO Ltd. Series 2013-2A, Class A(b)
925,000	0.734	10/14/22	906,047
Black Diamond CLO Ltd. Series 2006-1A, Class AD(b)
420,728	0.484	04/29/19	413,632

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a) – (continued)
Brentwood CLO Corp. Series 2006-1A, Class A1A(b)
$1,150,777	0.510%	02/01/22	$ 1,140,055
Brentwood CLO Corp. Series 2006-1A, Class A1B(b)
452,091	0.510	02/01/22	446,969
KKR Financial CLO Ltd. Series 2007-1A, Class A(b)
1,343,236	0.584	05/15/21	1,332,905
OZLM Funding III Ltd. Series 2013-3A, Class A1(b)
500,000	1.562	01/22/25	496,785
Westbrook CLO Ltd. Series 2006-1X, Class A1
498,136	0.473	12/20/20	495,059
Westchester CLO Ltd. Series 2007-1X, Class A1A
2,006,327	0.465	08/01/22	1,987,648

			7,219,100

Credit Card – 1.3%(a)
Bank of America Credit Card Trust Series 2014-A1, Class A
1,000,000	0.534	06/15/21	999,914

Home Equity(b) – 2.8%
HLSS Servicer Advance Receivables Trust Series 2013-T5, Class AT5
650,000	1.979	08/15/46	652,964
HLSS Servicer Advance Receivables Trust Series 2014-T1, Class AT1
1,250,000	1.244	01/17/45	1,251,282
New Residential Advance Receivables Trust Series 2014-T1, Class A1
225,000	1.274	03/15/45	225,248

			2,129,494

Student Loans(a) – 19.7%
Academic Loan Funding Trust Series 2013-1A, Class A(b)
901,999	0.955	12/26/44	901,733
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
700,735	0.955	02/25/41	700,315
Brazos Higher Education Authority Series 2005-2, Class A10(c)
930,087	0.354	12/26/19	927,893
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(b)
592,786	0.955	06/25/26	595,992
Educational Funding of the South, Inc. Series 2011-1, Class A2(c)
1,000,000	0.884	04/25/35	1,002,320
Educational Services of America, Inc Series 2010-1, Class A1(b)(c)
1,945,814	1.084	07/25/23	1,958,120
Educational Services of America, Inc. Series 2014-1, Class A(b)(c)
567,086	0.855	02/25/39	568,316
EFS Volunteer No. 3 LLC Series 2012-1, Class A2(b)
1,750,000	1.154	02/25/25	1,771,038
GCO Education Loan Funding Trust Series 2006-1, Class A8L
738,929	0.365	05/25/25	724,170
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2
1,236,973	1.154	05/20/30	1,256,316
Nelnet Student Loan Trust Series 2008-3, Class A4(c)
1,200,000	1.885	11/25/24	1,242,661
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2
1,052,072	1.185	07/01/24	1,062,634
SLM Student Loan Trust Series 2003-12, Class A5(b)
313,384	0.514	09/15/22	313,361

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans(a) – (continued)
SLM Student Loan Trust Series 2005-9, Class A6
$650,000	0.706%	10/26/26	$ 652,267
SLM Student Loan Trust Series 2008-5, Class A4(c)
300,000	1.934	07/25/23	313,617
SLM Student Loan Trust Series 2011-2, Class A1
1,059,224	0.754	11/25/27	1,066,895
SLM Student Loan Trust Series 2012-2, Class A(c)
196,937	0.855	01/25/29	198,315

			15,255,963

TOTAL ASSET-BACKED SECURITIES			$26,857,072

TOTAL INVESTMENTS – 95.2%			$73,638,120

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.8%			3,745,557

NET ASSETS – 100.0%			$77,383,677

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2014.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $16,895,889, which represents approximately 21.8% of net assets as of September 30, 2014.

(c)	Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

U.S. Long Bond	(29)	December 2014	$(3,999,281)	$51,080
U.S. Ultra Long Treasury Bonds	6	December 2014	915,000	(10,852)
2 Year U.S. Treasury Notes	18	December 2014	3,939,188	(717)
5 Year U.S. Treasury Notes	(68)	December 2014	(8,041,531)	27,105
10 Year U.S. Treasury Notes	41	December 2014	5,110,266	(38,027)

TOTAL				$28,589

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$73,286,617

Gross unrealized gain	486,746
Gross unrealized loss	(135,243)

Net unrealized security gain	$351,503

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 98.3%
Automobiles & Components – 1.2%
373,283	General Motors Co.	$ 11,922,659

Banks – 11.4%
2,199,944	Bank of America Corp.	37,509,045
416,492	Citigroup, Inc.	21,582,615
574,163	JPMorgan Chase & Co.	34,587,579
247,232	SunTrust Banks, Inc.	9,402,233
240,742	Wells Fargo & Co.	12,487,288

		115,568,760

Capital Goods – 8.4%
2,039,437	General Electric Co.	52,250,376
67,001	Parker-Hannifin Corp.	7,648,164
203,838	The Boeing Co.	25,964,884

		85,863,424

Commercial & Professional Services – 1.2%
257,094	Waste Management, Inc.	12,219,678

Consumer Durables & Apparel – 0.8%
262,642	Toll Brothers, Inc.*	8,183,925

Consumer Services – 0.9%
111,812	Starwood Hotels & Resorts Worldwide, Inc.	9,303,876

Diversified Financials – 6.5%
50,958	Affiliated Managers Group, Inc.*	10,209,945
88,697	Ameriprise Financial, Inc.	10,943,436
219,125	Capital One Financial Corp.	17,884,983
179,738	Franklin Resources, Inc.	9,815,492
144,789	Morgan Stanley	5,005,356
693,557	Navient Corp.	12,282,894

		66,142,106

Energy – 10.7%
247,356	Apache Corp.	23,219,308
408,849	Devon Energy Corp.	27,875,325
323,479	Exxon Mobil Corp.	30,423,200
120,380	Halliburton Co.	7,765,714
565,472	Southwestern Energy Co.*	19,763,246

		109,046,793

Food & Staples Retailing – 1.7%
205,380	The Kroger Co.	10,679,760
174,190	Whole Foods Market, Inc.	6,638,381

		17,318,141

Food, Beverage & Tobacco – 3.0%
61,762	Anheuser-Busch InBev NV ADR	6,846,318
348,073	ConAgra Foods, Inc.	11,500,332
300,549	Tyson Foods, Inc. Class A	11,832,614

		30,179,264

Health Care Equipment & Services – 5.4%
35,442	Covidien PLC	3,066,087

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
150,706	Express Scripts Holding Co.*	$ 10,644,365
433,812	Medtronic, Inc.	26,874,653
161,370	UnitedHealth Group, Inc.	13,918,163

		54,503,268

Household & Personal Products – 2.5%
198,414	The Estee Lauder Companies, Inc. Class A	14,825,494
127,591	The Procter & Gamble Co.	10,684,470

		25,509,964

Insurance – 8.2%
560,171	American International Group, Inc.	30,260,438
385,240	Genworth Financial, Inc. Class A*	5,046,644
410,820	Hartford Financial Services Group, Inc.	15,303,045
189,238	MetLife, Inc.	10,165,865
260,915	Prudential Financial, Inc.	22,944,865

		83,720,857

Materials – 1.5%
83,705	Celanese Corp. Series A	4,898,416
126,667	Eastman Chemical Co.	10,246,094

		15,144,510

Media – 4.4%
78,404	AMC Networks, Inc. Class A*	4,580,362
250,807	CBS Corp. Class B	13,418,174
434,798	Liberty Global PLC Series C*	17,833,240
123,277	Viacom, Inc. Class B	9,484,932

		45,316,708

Pharmaceuticals, Biotechnology & Life Sciences – 7.4%
100,285	Bristol-Myers Squibb Co.	5,132,586
78,466	Eli Lilly & Co.	5,088,520
143,988	Merck & Co., Inc.	8,535,609
439,605	Mylan, Inc.*	19,997,631
1,227,594	Pfizer, Inc.	36,299,955

		75,054,301

Real Estate Investment Trust – 0.7%
53,441	AvalonBay Communities, Inc.	7,533,578

Retailing – 3.6%
90,424	Expedia, Inc.	7,922,951
154,282	L Brands, Inc.	10,333,808
431,408	The Gap, Inc.	17,985,400

		36,242,159

Semiconductors & Semiconductor Equipment – 3.1%
657,252	Intel Corp.	22,885,515
276,448	Maxim Integrated Products, Inc.	8,359,787

		31,245,302

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – 4.7%
85,739	Citrix Systems, Inc.*	$ 6,116,620
184,176	eBay, Inc.*	10,429,887
19,724	Google, Inc. Class A*	11,605,799
423,950	Microsoft Corp.	19,654,322

		47,806,628

Technology Hardware & Equipment – 4.6%
823,614	Cisco Systems, Inc.	20,730,364
898,875	EMC Corp.	26,301,083

		47,031,447

Telecommunication Services – 1.4%
294,385	Verizon Communications, Inc.	14,716,306

Transportation – 2.1%
181,587	C.H. Robinson Worldwide, Inc.	12,042,850
376,180	Hertz Global Holdings, Inc.*	9,551,210

		21,594,060

Utilities – 2.9%
294,200	FirstEnergy Corp.	9,876,294
75,137	NextEra Energy, Inc.	7,053,862
282,551	PG&E Corp.	12,726,097

		29,656,253

TOTAL INVESTMENTS – 98.3%		$1,000,823,967

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		16,966,312

NET ASSETS – 100.0%		$1,017,790,279

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$806,751,036

Gross unrealized gain	208,211,132
Gross unrealized loss	(14,138,201)

Net unrealized security gain	$194,072,931

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Banks – 5.3%
879,820	Fifth Third Bancorp	$ 17,613,996
1,260,732	Huntington Bancshares, Inc.	12,266,922
135,492	M&T Bank Corp.	16,704,809
65,947	Signature Bank*	7,390,021

		53,975,748

Capital Goods – 8.1%
160,751	Armstrong World Industries, Inc.*	9,002,056
63,054	Carlisle Companies, Inc.	5,068,280
56,575	Crane Co.	3,576,106
243,912	Fortune Brands Home & Security, Inc.	10,027,222
262,485	ITT Corp.	11,796,076
224,993	Terex Corp.	7,148,028
427,701	Textron, Inc.	15,392,959
159,376	The Timken Co.	6,755,949
217,767	Triumph Group, Inc.	14,165,743

		82,932,419

Commercial & Professional Services – 0.8%
69,707	The Dun & Bradstreet Corp.	8,188,481

Consumer Durables & Apparel – 3.7%
87,730	Fossil Group, Inc.*	8,237,847
64,044	Mohawk Industries, Inc.*	8,634,412
90,011	PVH Corp.	10,904,833
322,420	Toll Brothers, Inc.*	10,046,607

		37,823,699

Consumer Services – 1.9%
287,437	MGM Resorts International*	6,547,815
150,230	Starwood Hotels & Resorts Worldwide, Inc.	12,500,638

		19,048,453

Diversified Financials – 6.8%
416,463	Invesco Ltd.	16,441,959
781,935	Navient Corp.	13,848,069
213,758	Raymond James Financial, Inc.	11,453,154
1,242,865	SLM Corp.	10,638,924
184,861	The NASDAQ OMX Group, Inc.	7,841,804
234,230	Voya Financial, Inc.	9,158,393

		69,382,303

Energy – 7.6%
104,147	Cameron International Corp.*	6,913,278
376,191	Chesapeake Energy Corp.	8,648,631
94,276	Cimarex Energy Co.	11,928,742
217,474	Newfield Exploration Co.*	8,061,761
181,590	Oil States International, Inc.*	11,240,421
295,071	QEP Resources, Inc.	9,082,286
405,841	Southwestern Energy Co.*	14,184,143
127,762	Tesoro Corp.	7,790,927

		77,850,189

Food & Staples Retailing – 1.6%
205,661	The Kroger Co.	10,694,372
135,546	Whole Foods Market, Inc.	5,165,658

		15,860,030

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – 2.5%
51,716	Constellation Brands, Inc. Class A*	$ 4,507,567
81,093	Ingredion, Inc.	6,146,038
382,990	Tyson Foods, Inc. Class A	15,078,316

		25,731,921

Health Care Equipment & Services – 6.7%
213,992	Cardinal Health, Inc.	16,032,281
266,618	Cigna Corp.	24,179,586
147,098	Envision Healthcare Holdings, Inc.*	5,101,359
76,944	Laboratory Corp. of America Holdings*	7,829,052
78,760	Tenet Healthcare Corp.*	4,677,556
109,595	Zimmer Holdings, Inc.	11,019,777

		68,839,611

Household & Personal Products – 0.8%
63,952	Energizer Holdings, Inc.	7,879,526

Insurance – 8.5%
204,031	Arthur J. Gallagher & Co.	9,254,846
74,441	Everest Re Group Ltd.	12,060,187
343,690	Lincoln National Corp.	18,414,910
344,486	Principal Financial Group, Inc.	18,075,181
211,260	Unum Group	7,263,119
203,665	Validus Holdings Ltd.	7,971,448
408,502	XL Group PLC	13,550,011

		86,589,702

Materials – 6.4%
205,193	Celanese Corp. Series A	12,007,894
36,876	CF Industries Holdings, Inc.	10,296,517
94,069	Newmont Mining Corp.	2,168,290
171,324	Packaging Corp. of America	10,933,898
103,414	Reliance Steel & Aluminum Co.	7,073,518
284,877	Steel Dynamics, Inc.	6,441,069
133,578	The Valspar Corp.	10,551,326
124,366	TimkenSteel Corp.	5,781,775

		65,254,287

Media – 2.6%
151,405	AMC Networks, Inc. Class A*	8,845,080
101,281	Liberty Media Corp. Series A*	4,778,438
186,886	Liberty Media Corp. Series C*	8,781,773
59,445	Scripps Networks Interactive, Inc. Class A	4,642,060

		27,047,351

Pharmaceuticals, Biotechnology & Life Sciences – 4.0%
278,165	Agilent Technologies, Inc.	15,849,842
227,606	Endo International PLC*	15,554,594
205,772	Mylan, Inc.*	9,360,568

		40,765,004

Real Estate Investment Trust – 5.8%
88,606	AvalonBay Communities, Inc.	12,490,788
266,182	Brixmor Property Group, Inc.	5,925,211
116,067	Camden Property Trust	7,954,072
512,817	DDR Corp.	8,579,428
212,071	RLJ Lodging Trust	6,037,661

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trust – (continued)
408,485	Starwood Property Trust, Inc.	$ 8,970,331
122,844	Taubman Centers, Inc.	8,967,612

		58,925,103

Retailing – 4.4%
71,644	Expedia, Inc.	6,277,447
176,509	GNC Holdings, Inc. Class A	6,837,959
339,427	Liberty Interactive Corp. Series A*	9,680,458
679,778	Staples, Inc.	8,225,314
338,843	The Gap, Inc.	14,126,365

		45,147,543

Semiconductors & Semiconductor Equipment – 4.9%
354,633	Altera Corp.	12,688,769
213,072	Analog Devices, Inc.	10,544,933
268,433	Applied Materials, Inc.	5,800,837
960,274	Atmel Corp.*	7,759,014
434,516	Maxim Integrated Products, Inc.	13,139,764

		49,933,317

Software & Services – 5.0%
120,780	AOL, Inc.*	5,429,061
120,614	Check Point Software Technologies Ltd.*	8,351,313
163,411	Citrix Systems, Inc.*	11,657,741
71,249	Global Payments, Inc.	4,978,880
226,220	Informatica Corp.*	7,745,773
25,438	Red Hat, Inc.*	1,428,344
868,345	Xerox Corp.	11,488,204

		51,079,316

Technology Hardware & Equipment – 1.2%
390,605	Brocade Communications Systems, Inc.	4,245,876
181,125	NetApp, Inc.	7,781,130

		12,027,006

Transportation – 2.7%
432,291	Hertz Global Holdings, Inc.*	10,975,869
58,427	Kansas City Southern	7,081,352
208,548	United Continental Holdings, Inc.*	9,757,961

		27,815,182

Utilities – 6.2%
174,313	Calpine Corp.*	3,782,592
45,797	Edison International	2,560,968
453,104	FirstEnergy Corp.	15,210,701
278,021	NRG Energy, Inc.	8,474,080
167,298	PG&E Corp.	7,535,102
140,848	SCANA Corp.	6,987,469
161,483	Sempra Energy	17,017,079
50,007	Xcel Energy, Inc.	1,520,213

		63,088,204

TOTAL INVESTMENTS – 97.5%		$ 995,184,395

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%		25,613,525

NET ASSETS – 100.0%		$ 1,020,797,920

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$907,499,093

Gross unrealized gain	104,930,738
Gross unrealized loss	(17,245,436)

Net unrealized security gain	$87,685,302

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 17.1%
Alpine Securitization Corp.
$7,200,000	0.170%	11/25/14	$ 7,198,130
Chariot Funding LLC
5,000,000	0.281	11/21/14	4,998,017
Dexia Credit Local New York Branch
5,000,000	0.306	05/20/15	4,990,215
Electricite de France
1,000,000	0.553	01/02/15	998,579
1,000,000	0.553	01/06/15	998,518
Erste Abwicklungsanstalt
5,000,000	0.625	11/20/14	5,002,206
Jupiter Securitization Co. LLC
3,000,000	0.281	11/05/14	2,999,183
1,000,000	0.271	04/13/15	998,545
LMA Americas LLC
10,600,000	0.150	10/29/14	10,598,763
Standard Chartered Bank
5,000,000	0.250	02/10/15	4,995,417
Victory Receivables Corp.
8,267,000	0.170	10/15/14	8,266,453
3,000,000	0.170	11/25/14	2,999,221

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 55,043,247

Eurodollar Certificate of Deposit – 1.6%
Credit Industriel et Commercial, New York
$5,000,000	0.360%	11/03/14	$ 5,000,069

Fixed Rate Municipal Debt Obligations – 9.5%
Baptist Memorial Health Care
$2,000,000	0.170%	10/14/14	$ 2,000,000
Commonwealth of Massachusetts Series 2014 K (TD Bank N.A., LIQ)
2,000,000	0.090	10/07/14	2,000,000
JEA, Florida Water & Sewer System RB Series 2013-B
1,400,000	0.450	10/01/14	1,400,000
Municipal Electric Authority of Georgia RB Taxable Series 2011 A
1,180,000	2.352	01/01/15	1,186,074
New York City, New York GO Series 2008 Subseries D2
1,900,000	5.070	12/01/14	1,915,169
New York City, New York Transitional Finance Authority RB Future Tax Secured Series 2010 Subseries F-3
2,000,000	3.070	02/01/15	2,018,468
New York State Urban Development Corp. RB State Personal Income Tax General Purpose Series 2010 B
600,000	2.626 (a)	12/15/14	602,862
Private Colleges & Universities Authority for Emory University
1,000,000	0.150	10/01/14	1,000,000
Rutgers State University of New Jersey
3,000,000	0.170	10/17/14	3,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Fixed Rate Municipal Debt Obligations – (continued)
South Carolina Association of Governmental Organizations Taxable COPS Series 2014 B (South Carolina State Department of Education)
$3,000,000	0.750%		03/02/15	$ 3,005,274
State of California GO Various Purpose Series 2009-3
3,775,000	5.450		04/01/15	3,868,349
State of Illinois RB for Build Illinois Taxable Series 2012
1,775,000	1.064		06/15/15	1,782,875
University of Houston System Series 2014 T-A
1,674,000	0.150		10/01/14	1,674,000
University of North Texas Financing System Series 2014 A
3,000,000	0.220		10/01/14	3,000,000
University of Utah Series 2013-B
2,000,000	0.080		10/01/14	2,000,000

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS				$ 30,453,071

U.S. Government Agency Obligations – 4.7%
Federal Home Loan Bank
$5,000,000	0.210%		08/17/15	$ 5,000,000
300,000	0.250		10/05/15	300,000
3,000,000	0.263		10/09/15	3,000,000
Overseas Private Investment Corp. (USA)
7,000,000	0.110	(b)	10/07/14	7,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 15,300,000

Variable Rate Municipal Debt Obligations(b) – 18.5%
ABAG California Finance Authority for Non-profit Corporations VRDN RB for Bachenheimer Building Project Series 2002-A-T (FNMA, LIQ)
$865,000	0.110%		10/07/14	$ 865,000
ABAG California Finance Authority for Non-profit Corporations VRDN RB for Berkeleyen Project Series 2003-A-T (FNMA, LIQ)
700,000	0.110		10/07/14	700,000
ABAG California Finance Authority for Non-profit Corporations VRDN RB for Darling Florist Building Project Series 2002-A-T (FNMA, LIQ)
140,000	0.110		10/07/14	140,000
ABAG California Finance Authority for Non-profit Corporations VRDN RB for GAIA Building Project Series 2000-A-T (FNMA, LIQ)
100,000	0.110		10/07/14	100,000
BlackRock Municipal Income Trust VRDN RB Putters Series 2012-T0008 (JPMorgan Chase Bank N.A., LIQ)
1,000,000	0.160	(c)	10/01/14	1,000,000
BlackRock MuniVest Fund VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)
950,000	0.160	(c)	10/01/14	950,000
Collier County, Florida Housing Finance Authority MF Hsg VRDN RB for Brittany Bay Housing Series 2001-B (FNMA, LIQ)
670,000	0.140		10/07/14	670,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(b) – (continued)
Dekalb County, Georgia Development Authority VRDN RB for Emory University Series 1995-B (GO of University)
$4,800,000	0.110%		10/07/14	$ 4,800,000
Kentucky State Housing Corp. VRDN RB for Overlook Terrace Series 2008-B (FNMA, LIQ)
690,000	0.110		10/07/14	690,000
Los Angeles, California Community College District GO VRDN for Build America Boards P-Floats Series 2010-TN-027 (Bank of America N.A., LIQ)
10,250,000	0.400	(c)	10/07/14	10,250,000
Massachusetts State Housing Finance Agency VRDN RB Series 2009-B (Bank of NY Mellon, LOC)
6,104,000	0.110		10/07/14	6,104,000
New York City, New York GO VRDN Series 2007 Subseries D-4 (Credit Agricole Corporate and Investment Bank, SPA)
250,000	0.060		10/07/14	250,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004-B RMKT (FNMA, LIQ)
1,000,000	0.200		10/07/14	1,000,000
New York State Housing Finance Agency VRDN RB for West 20th Street Series 2000-B RMKT (FNMA, LIQ)
300,000	0.110		10/07/14	300,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDP Series 2010-1 (Deutsche Bank A.G., LIQ)
1,500,000	0.170	(c)	10/07/14	1,500,000
Nuveen Municipal Opportunity Fund, Inc. VRDP Series 2010 (Citibank N.A., LIQ)
1,000,000	0.130	(c)	10/07/14	1,000,000
Nuveen Premier Municipal Income Fund, Inc. VRDP Series 2011-1-1277 (Barclays Bank PLC, LIQ)
1,000,000	0.130	(c)	10/07/14	1,000,000
Oglethorpe, Georgia Power Corp. VRDN RB Putters Series 2012-SGT05 (NATL-RE FGIC) (Societe Generale, LIQ)
10,200,000	0.120	(c)	10/01/14	10,200,000
Port Authority of New York & New Jersey VRDN RB SPEARS Series 2013-DB-1201 (GO of Authority) (Deutsche Bank A.G., LIQ)
1,000,000	0.090	(c)	10/07/14	1,000,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources LP Project Series 2007 (GTY AGMT-Flint Hills Resources LLC)
2,000,000	0.070		10/07/14	2,000,000
Puttable Floating Option VRDN RB P-Floats Series 2013-TNP-1006 (Multi-State) (Bank of America N.A., LIQ)
9,495,000	0.450	(c)	10/01/14	9,495,000
Regional Transportation Authority, Illinois VRDN RB Putters Series 2014-T0021 (JPMorgan Chase & Co., LIQ)
1,560,000	0.100	(c)	10/01/14	1,560,000
South Carolina State Public Service Authority VRDN RB Taxable LIBOR Index Series 2013 D
3,355,000	1.032		06/01/15	3,358,726
State of California GO VRDN SPEARS Series 2014-DBE-1342 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
500,000	0.100	(c)	10/07/14	500,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 59,432,726

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(b) – 13.4%
Australia & New Zealand Banking Group Ltd.
$5,000,000	0.353	%(c)	09/18/15	$ 5,000,000
Bank of Nova Scotia (The)
5,000,000	0.325		10/23/15	5,000,000
Commonwealth Bank of Australia
3,000,000	0.238	(c)	01/02/15	3,000,000
Credit Suisse Securities (USA) LLC
5,000,000	0.245		01/29/15	5,000,000
JPMorgan Chase Bank NA
8,000,000	0.353		10/07/15	8,000,000
Kells Funding LLC
5,000,000	0.244	(c)	05/15/15	5,000,000
Providence Health & Services Obligated Group (U.S.Bank N.A., SBPA)
800,000	0.110		10/07/14	800,000
Svenska Handelsbanken AB
5,000,000	0.362		10/02/15	5,000,000
Wells Fargo Bank N.A.
2,500,000	0.353		10/20/15	2,500,000
Westpac Banking Corp.
4,000,000	0.434	(c)	10/01/15	4,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 43,300,000

Yankee Certificates of Deposit – 16.5%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
$3,000,000	0.350%		01/09/15	$ 3,000,000
5,000,000	0.395		09/11/15	5,000,000
DZ Bank AG
5,000,000	0.310		02/13/15	5,000,000
Mitsubishi UFJ Trust & Banking Corp.
10,000,000	0.245		12/08/14	10,000,000
Norinchukin Bank
5,000,000	0.230		01/16/15	5,000,000
Oversea-Chinese Banking Corp. Ltd.
5,000,000	0.250		11/18/14	5,000,000
Sumitomo Mitsui Banking Corp./New York
10,000,000	0.220		10/24/14	10,000,000
10,000,000	0.230		11/07/14	10,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT				$ 53,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 261,529,113

Repurchase Agreements(d) – 17.1%

ABN Amro Funding (USA) LLC
$1,000,000	0.260	%(b)	10/07/14	$ 1,000,000
Maturity Value: $1,000,051
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $1,080,013.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
BNP Paribas Securities Corp.
$3,000,000	0.180%		10/01/14	$ 3,000,000
Maturity Value: $3,000,015

Collateralized by various auction rate preferred securities, 5.500% to 8.000%, due 04/01/33 to perpetual maturity, various corporate security issuers, 1.125% to 5.250%, due 02/01/18 to 09/01/20, various equity securities and Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $3,268,711.

5,000,000	0.430		10/01/14	5,000,000
Maturity Value: $5,000,060

Collateralized by various asset backed obligations, 0.255% to 7.184%, due 01/17/20 to 06/25/47 and various mortgage-backed securities, 0.333% to 3.904%, due 10/25/23 to 02/25/47. The aggregate market value of the collateral, including accrued interest, was $6,122,527.

5,000,000	0.310	(b)(e)	10/07/14	5,000,000
Maturity Value: $5,000,301
Collateralized by various corporate security issuers, 0.500% to 7.500%, due 02/15/16 to 02/15/33. The aggregate market value of the collateral, including accrued interest, was $5,499,999.

ING Financial Markets LLC
5,000,000	0.130		10/01/14	5,000,000
Maturity Value: $5,000,018
Collateralized by a corporate security issuer, 6.125%, due 09/15/36. The market value of the collateral, including accrued interest, was $5,252,344.

Joint Repurchase Agreement Account III
36,200,000	0.015		10/01/14	36,200,000
Maturity Value: $36,200,015

TOTAL REPURCHASE AGREEMENTS				$ 55,200,000

TOTAL INVESTMENTS – 98.4%				$316,729,113

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%				5,281,350

NET ASSETS – 100.0%				$322,010,463

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at September 30, 2014.

(c)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2014, these securities amounted to $55,455,000 or approximately 17.2% of net assets.

(d)	Unless noted, all repurchase agreements were entered into on September 30, 2014. Additional information on Joint Repurchase Agreement Account III appears on pages 64-65.

(e)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
COPS	— Certificates of Participation
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIBOR	— London Interbank Offered Rates
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
SBPA	— Standby Bond Purchase Agreement
SPA	— Standby Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
VRDN	— Variable Rate Demand Notes
VRDP	— Variable Rate Demand Preferred Shares

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 79.7%
Equity – 12.9%
20,304	Goldman Sachs VIT Global Markets Navigator Fund	$ 237,562
4,344	Goldman Sachs Real Estate Securities Fund	76,853
9,727	Goldman Sachs International Real Estate Securities Fund	61,087

		375,502

Fixed Income – 66.8%
56,573	Goldman Sachs Absolute Return Tracker Fund	530,652
37,600	Goldman Sachs Strategic Income Fund	398,184
32,454	Goldman Sachs Managed Futures Strategy Fund	318,373
32,265	Goldman Sachs Fixed Income Macro Strategies Fund	317,489
20,515	Goldman Sachs Long Short Credit Strategies Fund	212,129
19,357	Goldman Sachs Commodity Strategy Fund	101,240
7,129	Goldman Sachs Dynamic Emerging Markets Debt Fund	66,585

		1,944,652

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 79.7%		$2,320,154

Exchange Traded Funds – 6.1%
1,777	iShares Global Infrastructure ETF	$ 75,398
521	SPDR S&P 500 ETF Trust	102,647

TOTAL EXCHANGE TRADED FUNDS		$ 178,045

TOTAL INVESTMENTS – 85.8%		$2,498,199

OTHER ASSETS IN EXCESS OF LIABILITIES – 14.2%		412,182

NET ASSETS – 100.0%		$2,910,381

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2014, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,507,274

Gross unrealized gain	7,514
Gross unrealized loss	(16,589)

Net unrealized security loss	$(9,075)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Automobiles & Components – 1.1%
41,103	Modine Manufacturing Co.*	$ 487,893
3,726	Standard Motor Products, Inc.	128,286
15,852	Stoneridge, Inc.*	178,652
13,506	Tower International, Inc.*	340,216

		1,135,047

Banks – 4.0%
4,876	1st Source Corp.	138,869
53,906	CVB Financial Corp.	773,551
6,132	First Bancorp, Inc.	102,220
26,387	First Interstate Bancsystem, Inc.	701,103
11,752	International Bancshares Corp.	289,863
35,942	OFG Bancorp	538,411
3,260	Oritani Financial Corp.	45,933
28,007	PrivateBancorp, Inc.	837,689
11,199	Prosperity Bancshares, Inc.	640,247

		4,067,886

Capital Goods – 5.5%
21,391	AAR Corp.	516,593
3,352	American Science & Engineering, Inc.	185,634
5,860	American Woodmark Corp.*	216,000
6,629	Ducommun, Inc.*	181,701
14,530	Engility Holdings, Inc.*	452,900
1,460	Esterline Technologies Corp.*	162,454
10,383	Hillenbrand, Inc.	320,731
8,281	Hyster-Yale Materials Handling, Inc.	593,085
3,426	John Bean Technologies Corp.	96,373
5,240	Kadant, Inc.	204,622
20,835	LSI Industries, Inc.	126,469
9,579	Miller Industries, Inc.	161,885
5,339	Moog, Inc. Class A*	365,188
18,796	Polypore International, Inc.*(a)	731,352
2,179	Quanex Building Products Corp.	39,418
16,164	TAL International Group, Inc.*	666,765
2,109	The Greenbrier Cos., Inc.(a)	154,758
2,623	Tutor Perini Corp.*	69,247
723	Universal Forest Products, Inc.	30,879
4,397	Watsco, Inc.	378,934

		5,654,988

Commercial & Professional Services – 3.5%
807	Barrett Business Services, Inc.	31,868
11,013	CDI Corp.	159,909
6,859	Civeo Corp.	79,633
12,497	Deluxe Corp.	689,335
8,302	Heidrick & Struggles International, Inc.	170,523
38,104	Kimball International, Inc. Class B	573,465
24,911	Korn/Ferry International*	620,284
14,762	Mobile Mini, Inc.	516,227
3,098	Navigant Consulting, Inc.*	43,093
20,955	Quad/Graphics, Inc.	403,384
20,965	RPX Corp.*	287,849

		3,575,570

Consumer Durables & Apparel – 4.2%
4,597	Callaway Golf Co.	33,282
8,491	Cavco Industries, Inc.*	577,388
14,928	Columbia Sportswear Co.(a)	534,124

Shares	Description	Value
Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
2,729	CSS Industries, Inc.	$ 66,178
14,302	Ethan Allen Interiors, Inc.	326,086
12,212	Helen of Troy Ltd.*	641,374
16,241	Iconix Brand Group, Inc.*	599,943
4,786	Movado Group, Inc.	158,225
2,528	NACCO Industries, Inc. Class A	125,718
9,014	Skechers U.S.A., Inc. Class A*	480,536
1,004	The Ryland Group, Inc.	33,373
11,940	Universal Electronics, Inc.*	589,478
5,894	William Lyon Homes Class A*	130,257

		4,295,962

Consumer Services – 4.2%
7,673	American Public Education, Inc.*	207,094
19,200	Bridgepoint Education, Inc.*	214,272
5,104	Buffalo Wild Wings, Inc.*	685,314
2,529	Capella Education Co.	158,316
25,474	K12, Inc.*	406,565
1,802	La Quinta Holdings, Inc.*	34,220
12,274	Marriott Vacations Worldwide Corp.*	778,295
13,628	Papa John’s International, Inc.	544,984
33,395	Regis Corp.	532,984
24,284	Sonic Corp.*	542,990
3,348	Strayer Education, Inc.*	200,478

		4,305,512

Diversified Financials – 3.9%
15,590	Cash America International, Inc.	682,842
677	Diamond Hill Investment Group, Inc.	83,305
11,353	Evercore Partners, Inc. Class A	533,591
51,266	Ezcorp, Inc. Class A*	508,046
7,909	GAMCO Investors, Inc. Class A	559,483
11,228	HFF, Inc. Class A	325,051
7,625	Investment Technology Group, Inc.*	120,170
12,193	Piper Jaffray Companies*	636,962
7,779	World Acceptance Corp.*(a)	525,082

		3,974,532

Energy – 3.3%
20,242	Basic Energy Services, Inc.*	439,049
28,201	Comstock Resources, Inc.	525,103
3,425	Contango Oil & Gas Co.*	113,847
53,463	Forest Oil Corp.*	62,552
16,804	Green Plains, Inc.	628,301
22,357	ION Geophysical Corp.*	62,376
43,459	Key Energy Services, Inc.*	210,342
46,929	Pioneer Energy Services Corp.*	657,945
5,780	REX American Resources Corp.*	421,246
12,292	Tesco Corp.	243,996

		3,364,757

Food & Staples Retailing – 0.1%
5,020	The Pantry, Inc.*	101,555

Food, Beverage & Tobacco – 1.8%
8,577	Cal-Maine Foods, Inc.	766,183
3,992	Coca-Cola Bottling Co. Consolidated	297,923

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
8,798	Sanderson Farms, Inc.(a)	$ 773,784

		1,837,890

Health Care Equipment & Services – 5.1%
2,498	Amsurg Corp.*	125,025
10,085	Anika Therapeutics, Inc.*	369,716
440	Atrion Corp.	134,204
8,217	Cantel Medical Corp.	282,501
2,128	Computer Programs & Systems, Inc.	122,339
13,239	Greatbatch, Inc.*	564,114
3,435	Invacare Corp.	40,567
27,073	Kindred Healthcare, Inc.	525,216
11,395	Magellan Health Services, Inc.*	623,648
12,104	Masimo Corp.*	257,573
6,140	Molina Healthcare, Inc.*	259,722
1,671	National Healthcare Corp.	92,757
6,408	Natus Medical, Inc.*	189,100
17,967	NuVasive, Inc.*	626,509
2,372	Orthofix International NV*	73,437
18,643	PharMerica Corp.*	455,449
22,345	Skilled Healthcare Group, Inc. Class A*	147,477
7,470	Triple-S Management Corp. Class B*	148,653
8,175	Vascular Solutions, Inc.*	201,923

		5,239,930

Household & Personal Products – 0.4%
6,339	USANA Health Sciences, Inc.*(a)	466,931

Insurance – 3.0%
33,240	American Equity Investment Life Holding Co.	760,531
18,200	Amtrust Financial Services, Inc.(a)	724,724
13,405	Argo Group International Holdings Ltd.	674,406
2,632	Employers Holdings, Inc.	50,666
1,442	Global Indemnity PLC*	36,382
4,422	Maiden Holdings Ltd.	48,996
34,098	Symetra Financial Corp.	795,506

		3,091,211

Materials – 5.5%
14,248	A. Schulman, Inc.	515,208
28,282	Commercial Metals Co.	482,774
8,870	FutureFuel Corp.	105,464
38,466	Globe Specialty Metals, Inc.	699,696
71,971	Graphic Packaging Holding Co.*	894,599
10,698	Innophos Holdings, Inc.	589,353
10,000	Kaiser Aluminum Corp.	762,200
20,521	Materion Corp.	629,379
4,864	Olin Corp.	122,816
10,320	OM Group, Inc.	267,804
10,943	PolyOne Corp.	389,352
10,236	Schnitzer Steel Industries, Inc. Class A	246,176

		5,704,821

Media – 0.8%
8,061	Entercom Communications Corp. Class A*	64,730
7,679	Harte-Hanks, Inc.	48,915

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
30,647	Time, Inc.*	$ 718,059

		831,704

Pharmaceuticals, Biotechnology & Life Sciences – 9.9%
21,736	Acorda Therapeutics, Inc.*(b)	736,416
20,068	Aegerion Pharmaceuticals, Inc.*(a)	669,870
37,633	Affymetrix, Inc.*	300,311
27,901	Arena Pharmaceuticals, Inc.*(a)	116,905
64,208	Dyax Corp.*	649,785
26,849	Emergent Biosolutions, Inc.*	572,152
20,774	Genomic Health, Inc.*(a)	588,112
10,972	Halozyme Therapeutics, Inc.*(a)	99,845
28,044	Horizon Pharma PLC*(a)	344,380
5,383	ImmunoGen, Inc.*	57,006
26,319	Impax Laboratories, Inc.*	624,024
2,475	Insys Therapeutics, Inc.*	95,981
24,578	Isis Pharmaceuticals, Inc.*(a)	954,364
12,391	Ligand Pharmaceuticals, Inc. Class B*	582,253
27,504	NPS Pharmaceuticals, Inc.*	715,104
7,650	Pacira Pharmaceuticals, Inc.*	741,438
10,403	PAREXEL International Corp.*	656,325
30,003	PDL BioPharma, Inc.(a)	224,122
3,637	Prestige Brands Holdings, Inc.*	117,730
1,553	Puma Biotechnology, Inc.*	370,499
28,464	Repligen Corp.*	566,718
17,248	Sangamo Biosciences, Inc.*(a)	186,020
25,949	Sciclone Pharmaceuticals, Inc.*	178,789

		10,148,149

Real Estate Investment Trust – 12.1%
21,548	American Assets Trust, Inc.	710,437
115,864	Anworth Mortgage Asset Corp.	554,989
11,793	CoreSite Realty Corp.	387,636
23,364	Cousins Properties, Inc.	279,200
25,964	CubeSmart	466,833
24,406	CyrusOne, Inc.	586,720
72,291	CYS Investments, Inc.	595,678
26,345	DuPont Fabros Technology, Inc.	712,369
26,703	First Industrial Realty Trust, Inc.	451,548
11,279	Getty Realty Corp.	191,743
39,910	Invesco Mortgage Capital, Inc.	627,385
2,624	LaSalle Hotel Properties	89,846
19,636	Pebblebrook Hotel Trust	733,208
33,998	Pennsylvania Real Estate Investment Trust	677,920
9,212	PS Business Parks, Inc.	701,402
38,100	Resource Capital Corp.	185,547
29,213	RLJ Lodging Trust	831,694
11,334	Sovran Self Storage, Inc.	842,796
45,760	Strategic Hotels & Resorts, Inc.*	533,104
57,545	Sunstone Hotel Investors, Inc.	795,272
23,227	The Geo Group, Inc.	887,736
42,058	Western Asset Mortgage Capital Corp.(a)	621,617

		12,464,680

Retailing – 5.7%
21,720	Brown Shoe Co., Inc.	589,264
1,396	Core-Mark Holding Co., Inc.	74,044
5,934	Fred’s, Inc. Class A	83,076
23,299	Haverty Furniture Companies, Inc.	507,685
11,564	hhgregg, Inc.*(a)	72,969
16,027	Lands’ End, Inc.*(a)	659,030

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
3,705	Lithia Motors, Inc. Class A	$ 280,432
11,759	Outerwall, Inc.*(a)	659,680
25,354	Pier 1 Imports, Inc.	301,459
26,032	Select Comfort Corp.*	544,590
10,634	The Buckle, Inc.(a)	482,677
14,629	The Cato Corp. Class A	504,115
6,920	The Children’s Place, Inc.	329,807
16,980	The Finish Line, Inc. Class A	425,009
29,214	The Pep Boys-Manny Moe & Jack*	260,297
2,910	Zumiez, Inc.*	81,771

		5,855,905

Semiconductors & Semiconductor Equipment – 6.4%
21,613	Brooks Automation, Inc.	227,153
4,062	Cavium, Inc.*	202,003
33,274	Cirrus Logic, Inc.*	693,763
23,076	Diodes, Inc.*	551,978
43,168	Fairchild Semiconductor International, Inc.*	670,399
51,998	Integrated Device Technology, Inc.*	829,368
5,018	International Rectifier Corp.*	196,906
53,532	Intersil Corp. Class A	760,690
16,056	Lattice Semiconductor Corp.*	120,420
22,612	OmniVision Technologies, Inc.*	598,313
2,768	Power Integrations, Inc.	149,223
51,748	Rambus, Inc.*	645,815
75,258	RF Micro Devices, Inc.*	868,477
5,397	Spansion, Inc. Class A*	122,998

		6,637,506

Software & Services – 11.6%
15,106	Advent Software, Inc.	476,745
21,330	Aspen Technology, Inc.*	804,568
33,344	AVG Technologies NV*	552,843
17,992	Blackbaud, Inc.	706,906
7,009	Blucora, Inc.*	106,817
39,913	Ciber, Inc.*	136,902
21,742	Compuware Corp.	230,683
7,065	comScore, Inc.*	257,237
23,267	Constant Contact, Inc.*	631,466
24,102	Conversant, Inc.*	825,493
6,920	Ebix, Inc.(a)	98,126
2,233	Envestnet, Inc.*	100,485
2,411	ExlService Holdings, Inc.*	58,852
15,965	LogMeIn, Inc.*	735,508
21,551	ManTech International Corp. Class A	580,799
19,803	Marchex, Inc. Class B	82,182
290	MicroStrategy, Inc. Class A*	37,944
22,609	Monotype Imaging Holdings, Inc.	640,287
14,137	NetScout Systems, Inc.*	647,475
26,048	Pegasystems, Inc.	497,777
15,696	Progress Software Corp.*	375,291
7,763	QAD, Inc. Class A	144,547
19,928	SS&C Technologies Holdings, Inc.*	874,640
14,404	Sykes Enterprises, Inc.*	287,792
32,532	Take-Two Interactive Software, Inc.*	750,513
8,629	TeleTech Holdings, Inc.*	212,101
21,543	Web.com Group, Inc.*	429,998

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
14,701	WebMD Health Corp.*(a)	$ 614,649

		11,898,626

Technology Hardware & Equipment – 2.7%
5,849	Anixter International, Inc.	496,229
29,704	Benchmark Electronics, Inc.*	659,726
8,863	Calix, Inc.*	84,819
49,144	Harmonic, Inc.*	311,573
1,200	NETGEAR, Inc.*	37,500
50,906	Polycom, Inc.*	625,380
29,519	Sanmina Corp.*	615,766

		2,830,993

Telecommunication Services – 0.3%
1,636	Consolidated Communications Holdings, Inc.(a)	40,982
8,305	magicJack VocalTec Ltd.*(a)	81,804
11,582	Spok Holdings, Inc.	150,682

		273,468

Transportation – 1.8%
15,443	ArcBest Corp.	576,024
74,121	JetBlue Airways Corp.*	787,165
3,380	Marten Transport Ltd.	60,198
31,885	SkyWest, Inc.	248,065
6,588	Swift Transportation Co.*	138,216

		1,809,668

Utilities – 0.3%
10,912	Avista Corp.	333,143

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$ 99,900,434

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 7.5%
Goldman Sachs Financial Square Money Market Fund — FST Shares
7,729,489	0.053%	$ 7,729,489

TOTAL INVESTMENTS – 104.7%		$107,629,923

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.7)%		(4,823,537)

NET ASSETS – 100.0%		$102,806,386

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2014.

(d)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	14	December 2014	$1,535,240	$(62,252)

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$103,770,092

Gross unrealized gain	10,747,386
Gross unrealized loss	(6,887,555)

Net unrealized security gain	$3,859,831

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Banks – 1.4%
42,459	Citigroup, Inc.	$ 2,200,225
104,946	First Republic Bank	5,182,234

		7,382,459

Capital Goods – 8.8%
89,932	Danaher Corp.	6,833,033
108,204	Honeywell International, Inc.	10,075,956
59,428	Ingersoll-Rand PLC	3,349,362
39,802	Precision Castparts Corp.	9,428,298
139,635	Sensata Technologies Holding NV*	6,217,947
35,665	The Boeing Co.	4,543,008
16,943	W.W. Grainger, Inc.	4,263,706

		44,711,310

Consumer Durables & Apparel – 4.0%
116,299	NIKE, Inc. Class B	10,373,871
58,701	PVH Corp.	7,111,626
87,425	Toll Brothers, Inc.*	2,724,163

		20,209,660

Consumer Services – 4.4%
5,438	Chipotle Mexican Grill, Inc.*	3,624,917
59,854	Las Vegas Sands Corp.	3,723,517
86,749	Starbucks Corp.	6,546,080
117,779	Yum! Brands, Inc.	8,477,732

		22,372,246

Diversified Financials – 2.5%
44,320	Intercontinental Exchange, Inc.	8,644,616
219,589	Navient Corp.	3,888,921

		12,533,537

Energy – 4.8%
56,670	Anadarko Petroleum Corp.	5,748,605
61,358	Cameron International Corp.*	4,072,944
106,671	Halliburton Co.	6,881,346
49,453	Noble Energy, Inc.	3,380,607
40,905	Schlumberger Ltd.	4,159,630

		24,243,132

Food & Staples Retailing – 4.0%
99,846	Costco Wholesale Corp.	12,512,701
203,851	Whole Foods Market, Inc.	7,768,761

		20,281,462

Food, Beverage & Tobacco – 4.3%
51,859	Coca-Cola Enterprises, Inc.	2,300,465
33,160	McCormick & Co., Inc.	2,218,404
51,808	PepsiCo, Inc.	4,822,807
146,954	The Coca-Cola Co.	6,269,058
62,336	The Hain Celestial Group, Inc.*	6,380,089

		21,990,823

Health Care Equipment & Services – 3.5%
145,776	Abbott Laboratories	6,062,824
70,005	Cerner Corp.*	4,170,198
40,153	McKesson Corp.	7,816,584

		18,049,606

Household & Personal Products – 1.2%
91,536	Colgate-Palmolive Co.	5,969,978

Shares	Description	Value
Common Stocks – (continued)
Materials – 3.0%
39,601	Airgas, Inc.	$ 4,381,851
41,607	Monsanto Co.	4,681,203
29,174	The Sherwin-Williams Co.	6,388,814

		15,451,868

Media – 4.5%
168,986	Comcast Corp. Class A	9,088,067
79,555	Discovery Communications, Inc. Class A*	3,007,179
79,555	Discovery Communications, Inc. Class C*	2,965,810
233,126	Twenty-First Century Fox, Inc. Class A	7,993,891

		23,054,947

Pharmaceuticals, Biotechnology & Life Sciences – 9.5%
86,928	AbbVie, Inc.	5,020,961
84,643	Agilent Technologies, Inc.	4,822,958
46,244	Amgen, Inc.	6,495,432
10,226	Biogen Idec, Inc.*	3,382,863
90,960	Celgene Corp.*	8,621,189
66,522	Gilead Sciences, Inc.*	7,081,267
162,995	Mylan, Inc.*	7,414,643
15,188	Regeneron Pharmaceuticals, Inc.*	5,475,578

		48,314,891

Real Estate – 4.3%
148,483	American Tower Corp. (REIT)	13,902,463
264,833	CBRE Group, Inc. Class A*	7,876,134

		21,778,597

Retailing – 7.7%
38,632	Amazon.com, Inc.*	12,456,502
88,728	Dollar General Corp.*	5,422,168
105,446	L Brands, Inc.	7,062,773
97,827	The Home Depot, Inc.	8,974,649
4,486	The Priceline Group, Inc.*	5,197,390

		39,113,482

Semiconductors & Semiconductor Equipment – 0.4%
51,683	Xilinx, Inc.	2,188,775

Software & Services – 19.8%
32,658	Alibaba Group Holding Ltd. ADR*	2,901,663
177,583	eBay, Inc.*	10,056,525
48,375	Equinix, Inc.*	10,278,720
104,494	Facebook, Inc. Class A*	8,259,206
20,652	FleetCor Technologies, Inc.*	2,935,062
18,648	Google, Inc. Class A*	10,972,670
18,648	Google, Inc. Class C*	10,766,609
26,016	International Business Machines Corp.	4,938,617
41,431	LinkedIn Corp. Class A*	8,608,948
165,552	Microsoft Corp.	7,674,991
274,486	Oracle Corp.	10,507,324
87,200	ServiceNow, Inc.*	5,125,616
36,920	Visa, Inc. Class A	7,877,620

		100,903,571

Technology Hardware & Equipment – 9.8%
277,240	Apple, Inc.	27,931,930
365,794	EMC Corp.	10,703,133

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
150,220	QUALCOMM, Inc.	$ 11,231,949

		49,867,012

Transportation – 1.4%
57,523	Kansas City Southern	6,971,788

TOTAL INVESTMENTS – 99.3%		$505,389,144

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		3,492,461

NET ASSETS – 100.0%		$508,881,605

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$407,490,486

Gross unrealized gain	104,840,803
Gross unrealized loss	(6,942,145)

Net unrealized security gain	$97,898,658

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – 8.1%
Banks(a)(b) – 2.2%
ABN AMRO Bank NV
EUR	50,000	4.310%	03/29/49	$ 64,089
Bank of America Corp. Series V
	$50,000	5.125	12/29/49	48,437
Bank of America Corp. Series X
	25,000	6.250	09/29/49	24,750
Bank of Scotland Capital Funding LP
GBP	50,000	6.059	03/29/49	82,414
Citigroup Capital XIII
	$1,475	7.875	10/30/40	39,707
Citigroup, Inc. Series M
	50,000	6.300	12/29/49	49,438
Morgan Stanley Series I
	1,136	6.375	12/31/49	28,480
PNC Preferred Funding Trust II(c)
	100,000	1.457	03/29/49	96,125

				433,440

Capital Goods – 0.3%
HD Supply, Inc.(b)
	50,000	8.125	04/15/19	54,000

Consumer Services – 0.1%
Caesars Entertainment Operating Co., Inc.(b)
	25,000	9.000	02/15/20	19,188

Containers & Packaging(b) – 1.2%
Beverage Packaging Holdings Luxembourg II SA(c)
	25,000	5.625	12/15/16	24,687
Reynolds Group Issuer, Inc.
	100,000	7.875	08/15/19	106,000
	100,000	9.875	08/15/19	107,625

				238,312

Energy(b) – 0.5%
Halcon Resources Corp.
	50,000	8.875	05/15/21	49,500
Kodiak Oil & Gas Corp.
	50,000	8.125	12/01/19	53,750

				103,250

Food & Beverage(b) – 0.5%
Bumble Bee Holding, Inc. (c)
	50,000	9.625	03/15/18	51,750
Post Holdings, Inc.
	50,000	7.375	02/15/22	49,750

				101,500

Food & Staples Retailing(b)(c) – 0.5%
1011778 BC ULC / New Red Finance, Inc.
	50,000	6.000	04/01/22	49,625
BI-LO LLC / BI-LO Finance Corp.
	50,000	9.375	09/15/18	45,625

				95,250

Media – 0.3%
Univision Communications, Inc.(b)(c)
	50,000	8.500	05/15/21	53,000

Pipelines – 0.6%
Sabine Pass LNG LP
	100,000	7.500	11/30/16	106,375

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Retailing – 0.5%
Best Buy Co., Inc.
$75,000	5.000%	08/01/18	$ 77,625
The Men’s Wearhouse, Inc.(b)(c)
25,000	7.000	07/01/22	25,375

			103,000

Software & Services – 0.6%
First Data Corp.(b)(c)
100,000	8.875	08/15/20	107,125

Wireless Telecommunications – 0.5%
Sprint Corp.(c)
100,000	7.875	09/15/23	106,250

Wirelines Telecommunications – 0.3%
Level 3 Financing, Inc.(b)
60,000	8.625	07/15/20	64,950

TOTAL CORPORATE OBLIGATIONS			$ 1,585,640

Mortgage-Backed Obligations – 13.2%
Adjustable Rate Non-Agency(a)(b) – 1.7%
Alternative Loan Trust Series 2005-51, Class 2A1
$76,683	0.456%	11/20/35	$ 63,524
Alternative Loan Trust Series 2006-HY11, Class A1
82,574	0.275	06/25/36	70,616
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 1A1
55,631	0.354	04/25/46	45,484
IndyMac INDA Mortgage Loan Trust Series 2006-AR2, Class 1A1
65,871	2.554	09/25/36	56,367
JP Morgan Alternative Loan Trust Series 2006-A5, Class 1A1
54,308	0.314	10/25/36	44,511
Lehman XS Trust Series 2005-7N, Class 1A1A
58,883	0.425	12/25/35	52,106

			332,608

Collateralized Mortgage Obligations – 5.5%
Agency Multi-Family(b) – 4.6%
FHLMC Multifamily Structured Pass-Through Certificates Series K020, Class A2
$400,000	2.373%	05/25/22	$ 391,542
FHLMC Multifamily Structured Pass-Through Certificates Series K029, Class A2(a)
500,000	3.320	02/25/23	516,723

			908,265

Regular Floater(a)(b) – 0.9%
Alternative Loan Trust Series 2005-36, Class 2A1A
99,793	0.465	08/25/35	75,972
FNMA Connecticut Avenue Securities Series 2014-C03, Class 1M1
19,170	1.355	07/25/24	19,016
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A
169,690	0.325	11/25/36	74,166

			169,154

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 1,077,419

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Security – 0.2%
Sequential Fixed Rate – 0.2%
Residential Accredit Loans, Inc. Trust Series 2007-QS1, Class 2A5(b)
$61,249	6.000%	01/25/37	$ 50,261

Federal Agency – 5.8%
FNMA – 5.8%
1,000,000	6.000	TBA-30yr(d)	1,128,516

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 2,588,804

Asset-Backed Securities – 14.3%
Collateralized Loan Obligations(a)(c) – 12.6%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A
$216,856	0.890%	11/01/18	$ 215,234
Acis CLO Ltd. Series 2014-4A, Class ACOM
150,000	1.710	05/01/26	147,030
Anchorage Capital CLO IV Ltd. Series 2014-4A, Class A1A
250,000	1.732	07/28/26	248,103
Hildene CLO II Ltd. Series 2014-2A, Class A
250,000	1.726	07/19/26	248,722
MidOcean Credit CLO Series 2014-3A, Class A
250,000	1.690	07/21/26	248,877
Ocean Trails CLO IV Series 2013-4A, Class A
250,000	1.534	08/13/25	247,596
OFSI Fund V Ltd. Series 2014-7A, Class ACOM
100,000	1.872	10/18/26	98,980
Regatta IV Funding Ltd. Series 2014-1A, Class ACOM
250,000	1.775	07/25/26	247,950
Silvermore CLO Ltd. Series 2014-1A, Class A1
250,000	1.675	05/15/26	248,730
Trinitas CLO II Ltd. Series 2014-2A, Class ACOM
250,000	1.691	07/15/26	245,050
Wasatch Ltd. Series 2006-1A, Class A1B
283,735	0.473	11/14/22	274,167

			2,470,439

Home Equity(b) – 1.7%
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH1, Class M3(a)
100,000	0.555	01/25/36	82,893
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB8, Class AF2
16,414	4.230	12/25/35	16,744
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB8, Class AF3
25,000	5.749	12/25/35	23,853
Lehman XS Trust Series 2007-3, Class 1BA2(a)
57,703	0.830	03/25/37	39,709
Saxon Asset Securities Trust Series 2007-2, Class A2C(a)
100,231	0.635	05/25/47	72,022

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Structured Asset Securities Corp. Mortgage Loan Trust 2005-NC2 Series 2005-NC2, Class M4(a)
	$100,000	0.624%	05/25/35	$ 83,147

				318,368

TOTAL ASSET-BACKED SECURITIES				$ 2,788,807

Foreign Debt Obligations – 10.4%
Sovereign – 10.4%
Argentine Republic Government International Bond(a)
EUR	10,000	0.000%	12/15/35	$ 935
	967,000	0.000	12/15/35	73,492
Brazilian Government International Bond
BRL	265,000	6.000	08/15/50	257,276
Bundesrepublik Deutschland
EUR	100,000	2.000	08/15/23	139,527
Dominican Republic International Bond(c)
	$100,000	7.450	04/30/44	107,000
Italy Buoni Poliennali Del Tesoro
EUR	250,000	1.150	05/15/17	320,530
	143,343	2.350	09/15/19	200,059
	100,000	4.750	09/01/21	151,601
	60,000	5.500	11/01/22	95,362
Mexico Government International Bond(e)
MXN	2,550,030	0.000	10/16/14	189,364
	630,850	0.000	12/18/14	46,680
	600,720	0.000	02/05/15	44,198
	234,590	0.000	02/19/15	17,240
	225,470	0.000	03/19/15	16,555
Mexico Government International Bond Series M
	86,900	7.750	05/29/31	7,162
Mexico Government International Bond Series M 10
	1,733,000	7.750	12/14/17	140,817
Mexico Government International Bond Series M 30
	5,900	8.500	11/18/38	520
Spain Government Bond(c)
EUR	20,000	5.400	01/31/23	32,266
	110,000	5.900	07/30/26	187,243

				2,027,827

TOTAL FOREIGN DEBT OBLIGATIONS				$ 2,027,827

Municipal Debt Obligations – 2.4%
Puerto Rico – 2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A
	$5,000	6.000%	07/01/44	$ 3,688
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A
	10,000	5.750	07/01/37	7,377
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A
	5,000	5.000	07/01/33	3,551
	5,000	5.125	07/01/37	3,550
Puerto Rico Commonwealth GO Bonds Series 2014 A
	265,000	8.000	07/01/35	233,206
Puerto Rico Commonwealth GO Refunding for Public Improvement Series 2008 A
	10,000	5.500	07/01/32	7,512

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Refunding for Public Improvement Series 2009 B
$10,000	6.000%	07/01/39	$ 7,674
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A
20,000	5.500	08/01/28	16,896
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A
45,000	6.000	08/01/42	36,100
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A
5,000	5.500	08/01/37	3,919
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A
20,000	5.375	08/01/39	15,260
25,000	5.500	08/01/42	19,096
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C
10,000	5.375	08/01/38	7,756
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C
20,000	5.250	08/01/41	14,758
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2011 A-1
120,000	5.000	08/01/43	85,969
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A
15,000	0.000 (e)	08/01/32	11,802

			478,114

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 478,114

Bank Loan Obligations – 1.1%
Consumer Services – 0.9%
Burger King Worldwide, Inc.
$75,000	0.000%	12/31/15	$ 74,417
100,000	0.000	07/29/21	100,000

			174,417

Media Non Cable – 0.2%
Clear Channel Communications, Inc.
48,444	0.000	11/29/16	47,929

TOTAL BANK LOAN OBLIGATIONS			$ 222,346

U.S. Treasury Obligations – 36.5%
United States Treasury Bonds
$200,000	3.375%	05/15/44	$ 206,464
United States Treasury Inflation-Protected Securities
219,876	0.500	04/15/15	220,115
122,487	1.875	07/15/15	125,281
110,175	1.375	01/15/20	117,302
105,264	0.125	01/15/22	102,879
102,227	1.375	02/15/44	109,431

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes
$900,000	0.375%	04/30/16	$ 899,640
100,000	1.625	04/30/19	99,624
200,000	1.500	05/31/19	197,922
700,000	1.625	08/31/19	695,226
700,000	1.750	09/30/19	698,985
1,100,000	2.250	04/30/21	1,105,401
400,000	2.500	05/15/24	400,244
2,200,000	2.375	08/15/24	2,174,392

TOTAL U.S. TREASURY OBLIGATIONS			$ 7,152,906

TOTAL INVESTMENTS – 86.0%			$16,844,444

OTHER ASSETS IN EXCESS OF LIABILITIES – 14.0%			2,736,031

NET ASSETS – 100.0%			$19,580,475

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2014.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,169,267, which represents approximately 16.2% of net assets as of September 30, 2014.

(d)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $1,128,516 which represents approximately 5.8% of net assets as of September 30, 2014.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
BA	— Bankers Acceptance Rate
BBR	— Bank Base Rate
CDI	— Average One-Day Interbank Deposit
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
STIBOR	— Stockholm Interbank Offered Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

CHF	— Swiss Franc
CNH	— Chinese Renminbi
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israel New Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippines peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America, N.A.	GBP/EUR	12/17/14	$62,303	$1,643
	MXN/USD	10/31/14	57,184	378
	NOK/EUR	12/17/14	61,900	1,241
	SEK/EUR	12/17/14	238,265	681
	USD/EUR	12/17/14	1,192,976	39,239
	USD/JPY	12/17/14	121,227	2,773
	USD/MXN	10/31/14	726,837	13,363
	USD/MYR	10/03/14	355,725	8,216
	USD/SEK	11/06/14	42,865	629
Barclays Bank PLC	CAD/CHF	12/17/14	53,947	36
	GBP/USD	12/17/14	247,868	1,378
	USD/AUD	12/17/14	173,673	7,119
	USD/BRL	10/24/14	271,618	21,277
	USD/EUR	12/17/14	60,660	1,558
	USD/ILS	12/17/14	66,036	4,581
	USD/INR	10/07/14	120,959	2,041
	USD/INR	10/27/14	48,233	767
	USD/JPY	11/07/14	58,684	236
	USD/KRW	10/27/14	95,067	933
	USD/NZD	12/17/14	59,644	2,383
	USD/SEK	12/17/14	107,789	1,866
BNP Paribas SA	EUR/PLN	12/17/14	63,187	128
	EUR/USD	12/17/14	128,902	16
	GBP/EUR	12/17/14	60,783	1,387
	SEK/EUR	12/17/14	128,952	50
	USD/AUD	12/17/14	241,194	6,444
	USD/BRL	10/22/14	60,271	1,729
	USD/EUR	12/17/14	63,187	540
	USD/GBP	12/17/14	244,628	3,608
	USD/JPY	12/17/14	262,974	10,441
	USD/MYR	10/20/14	61,011	989
	USD/RUB	10/27/14	125,874	2,126
	USD/TRY	12/17/14	56,511	2,741

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Citibank NA	CHF/EUR	12/17/14	$60,841	$181
	GBP/EUR	12/17/14	123,252	669
	NOK/EUR	12/17/14	185,743	2,500
	USD/CAD	12/17/14	91,697	1,303
	USD/CHF	12/17/14	189,119	3,817
	USD/EUR	10/30/14	2,574,771	65,624
	USD/INR	10/14/14	121,717	2,283
	USD/MYR	10/29/14	304,832	1,142
	USD/NZD	11/13/14	31,154	293
	USD/NZD	12/17/14	175,544	10,860
	USD/PHP	10/14/14	30,257	743
	USD/SGD	12/17/14	99,708	1,670
	USD/TRY	12/17/14	60,016	1,984
	USD/TWD	10/17/14	123,705	1,295
	USD/TWD	10/20/14	123,907	1,093
Deutsche Bank AG	MXN/USD	12/17/14	64,215	214
	RUB/USD	11/17/14	15,580	32
	USD/AUD	12/17/14	227,111	9,204
	USD/BRL	10/27/14	39,362	592
	USD/CNH	12/17/14	762,183	1,817
	USD/EUR	12/17/14	60,660	1,514
	USD/GBP	10/22/14	116,553	1,759
	USD/IDR	10/31/14	49,906	866
	USD/INR	10/07/14	80,731	471
	USD/INR	10/29/14	95,097	903
	USD/KRW	10/14/14	121,291	2,709
	USD/KRW	10/22/14	18,324	195
	USD/KRW	10/23/14	43,531	469
	USD/MXN	12/17/14	441,508	6,892
	USD/MYR	10/07/14	384,253	8,502
	USD/NZD	12/17/14	250,191	4,998
	USD/PHP	10/14/14	30,263	737
	USD/PHP	10/20/14	61,107	893
	USD/RUB	11/17/14	131,527	8,817
	USD/SEK	12/17/14	116,633	2,212
	USD/SGD	12/17/14	143,671	2,695
	USD/TRY	12/17/14	118,476	4,524
	USD/TWD	10/20/14	12,151	85
Merrill Lynch & Co., Inc.	MXN/USD	10/31/14	41,959	206
Morgan Stanley Co., Inc.	TWD/USD	10/17/14	128,076	76
	USD/AUD	12/17/14	79,143	2,715
	USD/ILS	12/17/14	107,241	6,581
	USD/TRY	12/17/14	57,240	2,839
Royal Bank of Canada	USD/AUD	12/17/14	127,128	459
	USD/CAD	12/17/14	313,482	2,518
	USD/EUR	10/30/14	45,466	1,043
	USD/INR	10/14/14	19,015	272
	USD/JPY	12/17/14	62,026	474
	USD/TRY	12/17/14	55,087	2,782
Royal Bank of Scotland	USD/EUR	12/17/14	60,660	1,540
	USD/GBP	12/17/14	127,984	619
	USD/JPY	12/17/14	59,733	262
	USD/TRY	12/17/14	122,244	2,756
State Street Bank	AUD/USD	12/17/14	127,998	619
	EUR/USD	10/30/14	269,545	1,100
	USD/CHF	12/17/14	190,499	4,178
	USD/JPY	12/17/14	182,720	4,280
	USD/NZD	12/17/14	94,523	5,956
	USD/SEK	12/17/14	107,704	1,621

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

UBS AG	NZD/USD	12/17/14	$119,286	$378
	USD/BRL	10/14/14	126,704	1,296
	USD/EUR	12/17/14	63,187	491
	USD/HUF	12/17/14	86,420	2,155
	USD/RUB	10/02/14	57,997	3,003
	USD/RUB	10/20/14	30,179	821
	USD/TRY	12/17/14	60,166	3,035
Westpac Banking Corp.	AUD/USD	12/17/14	191,561	501
	USD/AUD	12/17/14	285,951	11,063
	USD/CHF	12/17/14	234,143	4,857
	USD/EUR	10/30/14	77,088	1,772
	USD/EUR	12/17/14	244,435	5,792
	USD/MYR	10/20/14	58,562	1,150
	USD/NZD	12/17/14	114,639	6,977
	USD/SGD	12/17/14	125,388	2,365

TOTAL				$387,646

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America, N.A.	EUR/CHF	12/17/14	$128,902	$(81)
	EUR/GBP	12/17/14	117,528	(1,808)
	EUR/NOK	12/17/14	121,320	(2,018)
	EUR/USD	12/17/14	310,881	(5,024)
	HUF/USD	12/17/14	62,809	(1,191)
	NZD/USD	11/13/14	39,095	(499)
Barclays Bank PLC	EUR/PLN	12/17/14	121,320	(856)
	EUR/USD	12/17/14	60,660	(1,413)
	ILS/USD	12/17/14	32,664	(991)
	INR/USD	10/07/14	141,039	(1,726)
	INR/USD	10/27/14	100,899	(1,819)
	JPY/USD	12/17/14	327,993	(12,007)
	MYR/USD	10/07/14	696,233	(20,183)
	MYR/USD	10/20/14	50,919	(81)
	MYR/USD	10/29/14	31,783	(217)
	NZD/USD	12/17/14	58,094	(3,438)
	PLN/USD	12/17/14	83,575	(2,743)
	TWD/USD	10/27/14	63,577	(423)
	USD/GBP	12/17/14	123,124	(443)
BNP Paribas SA	AUD/USD	12/17/14	120,161	(4,478)
	EUR/GBP	12/17/14	120,056	(3,207)
	EUR/USD	12/17/14	58,132	(430)
	GBP/USD	12/17/14	58,203	(1,480)
	ILS/USD	12/17/14	91,812	(1,188)
	INR/USD	10/14/14	29,718	(441)
	JPY/USD	12/17/14	243,192	(5,808)
	MYR/USD	10/03/14	50,070	(1,060)
	PLN/USD	12/17/14	84,254	(1,940)
	RUB/USD	10/02/14	58,013	(3,986)
	SEK/USD	12/17/14	120,668	(2,332)
Citibank NA	AUD/USD	12/17/14	185,466	(3,718)
	EUR/CHF	12/17/14	120,056	(71)
	EUR/GBP	12/17/14	60,660	(756)
	IDR/USD	10/31/14	49,906	(1,945)
	ILS/USD	12/17/14	54,623	(1,377)
	JPY/USD	11/07/14	58,256	(230)
	MXN/USD	12/17/14	119,020	(1,599)
	MYR/USD	10/03/14	305,655	(946)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Citibank NA (continued)	NOK/EUR	12/17/14	$128,718	$(184)
	NZD/USD	12/17/14	44,926	(1,774)
	PHP/USD	10/20/14	31,990	(10)
	PHP/USD	10/29/14	31,878	(122)
Deutsche Bank AG	AUD/USD	12/17/14	119,290	(4,649)
	CNH/USD	12/17/14	244,797	(1,203)
	EUR/USD	12/17/14	393,025	(8,120)
	IDR/USD	11/03/14	63,911	(89)
	INR/USD	10/07/14	80,731	(440)
	INR/USD	10/29/14	80,334	(566)
	KRW/USD	10/14/14	63,903	(97)
	MXN/USD	12/17/14	308,745	(5,643)
	MYR/USD	10/20/14	31,872	(128)
	PHP/USD	10/20/14	127,914	(86)
	PLN/USD	12/17/14	104,170	(3,370)
	RUB/USD	10/02/14	15,696	(820)
	RUB/USD	10/17/14	30,094	(906)
	RUB/USD	10/27/14	124,416	(3,583)
	SEK/USD	11/06/14	32,100	(420)
	SGD/USD	12/17/14	126,904	(1,096)
	TRY/USD	12/17/14	104,981	(2,019)
	USD/MXN	12/17/14	168,549	(549)
	USD/RUB	10/02/14	15,712	(3)
Merrill Lynch & Co., Inc.	EUR/USD	10/30/14	453,777	(9,132)
Morgan Stanley Co., Inc.	AUD/USD	12/17/14	118,420	(4,523)
	BRL/USD	10/14/14	38,473	(1,663)
	BRL/USD	10/27/14	72,463	(1,537)
	CHF/USD	12/17/14	60,698	(1,302)
	EUR/CHF	12/17/14	121,320	(95)
	EUR/HUF	12/17/14	30,330	(584)
	EUR/USD	12/17/14	382,915	(2,012)
	INR/USD	10/27/14	93,972	(1,515)
	KRW/USD	10/27/14	62,758	(1,242)
Royal Bank of Canada	CAD/USD	12/17/14	342,488	(5,653)
	EUR/USD	10/30/14	722,208	(10,007)
	EUR/USD	12/17/14	121,319	(2,283)
	GBP/USD	12/17/14	123,124	(1,987)
	JPY/USD	12/17/14	117,496	(5,504)
	MXN/USD	10/31/14	165,066	(2,572)
	MXN/USD	12/17/14	243,666	(4,588)
Royal Bank of Scotland	NZD/USD	12/17/14	59,643	(2,547)
	TRY/USD	12/17/14	298,316	(9,322)
	USD/TRY	12/17/14	64,251	(251)
State Street Bank	AUD/USD	12/17/14	60,951	(1,316)
	EUR/GBP	12/17/14	59,396	(1,056)
	EUR/USD	12/17/14	121,320	(2,656)
	GBP/USD	12/17/14	121,504	(1,618)
	JPY/USD	12/17/14	222,140	(1,860)
UBS AG	BRL/USD	10/14/14	116,544	(7,456)
	CHF/USD	12/17/14	60,645	(1,355)
	EUR/USD	10/30/14	40,824	(693)
	INR/USD	10/07/14	60,651	(1,060)
	INR/USD	10/14/14	196,119	(2,131)
	INR/USD	10/27/14	93,285	(1,419)
	PLN/USD	12/17/14	84,553	(1,740)
	RUB/USD	11/17/14	117,636	(8,654)
Westpac Banking Corp.	AUD/USD	12/17/14	342,198	(9,433)
	NZD/USD	12/17/14	284,490	(12,607)

TOTAL				$(253,203)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Eurodollar	(18)	March 2017	$(4,390,875)	$5,729
90 Day Eurodollar	(24)	June 2017	(5,843,100)	13,138
Euro-OAT Future	(2)	December 2014	(363,127)	(1,070)
2 Year U.S. Treasury Notes	(4)	December 2014	(875,375)	196
5 Year U.S. Treasury Notes	2	December 2014	236,516	363
10 Year U.S. Treasury Notes	(23)	December 2014	(2,866,734)	19,043

TOTAL				$37,399

SWAP CONTRACTS — At September 30, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at September 30, 2014(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America Investment Grade Index	$4,125	(1.000)%	06/20/19	0.645%	$(63,418)	$(3,776)

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACT

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at September 30, 2014(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America, N.A.	People’s Republic of China, 4.250%, 10/28/14	$30	(1.000)%	06/20/19	0.781%	$(188)	$(79)
		180	(1.000)	06/20/19	0.781	(1,079)	(520)
JPMorgan Chase Bank, N.A.	People’s Republic of China, 4.250%, 10/28/14	50	(1.000)	06/20/19	0.781	(324)	(120)
		1,200	(1.000)	06/20/19	0.781	(5,349)	(5,311)

TOTAL						$(6,940)	$(6,030)

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000’s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	GBP	570	(a)	09/12/17	6 Month LIBOR	2.250%	$1,260	$(1,571)
	JPY	181,860	(a)	02/12/19	6 Month LIBOR	0.420	(2,525)	(5,069)
	PLN	90		06/17/19	3.048%	6 Month WIBOR	471	468
		90		06/17/19	6 Month WIBOR	3.045	—	(935)
	EUR	1,080	(a)	12/17/19	1.000	6 Month EURIBOR	32,694	2,294
		$3,600	(a)	12/17/19	3 Month LIBOR	2.250	(32,268)	1,311
	SEK	9,170	(a)	12/17/19	3 Month STIBOR	1.250	(10,244)	1,992
	NZD	1,640	(a)	12/17/19	4.500	3 Month BBR	(3,359)	8,472
	AUD	890	(a)	12/17/19	6 Month BBR	3.750	(9,664)	(3,724)
	GBP	240	(a)	12/17/19	6 Month LIBOR	2.250	(2,801)	(344)
		140	(a)	02/05/21	2.840	6 Month LIBOR	(66)	3,663
		570	(a)	09/12/21	2.680	6 Month LIBOR	(7,400)	8,473
		$3,400	(a)	12/17/21	3 Month LIBOR	2.500	(14,510)	(4,346)
	EUR	110	(a)	12/17/21	6 Month EURIBOR	1.500	(6,985)	(46)
	JPY	159,000	(a)	12/17/21	6 Month LIBOR	0.500	(7,588)	856
		255,930	(a)	02/12/22	1.080	6 Month LIBOR	5,800	18,393
		$180	(a)	04/04/24	4.000	3 Month LIBOR	901	3,607
	AUD	240	(a)	09/17/24	4.500	6 Month BBR	207	—
	GBP	150	(a)	09/17/24	6 Month LIBOR	3.250	(2,013)	—
		$310	(a)	12/17/24	3 Month LIBOR	3.000	(5,085)	(2,482)
	CAD	160	(a)	12/17/24	3.000	3 Month BA	6,575	(2,268)
	AUD	460	(a)	12/17/24	4.500	6 Month BBR	17,046	4,008
	NZD	510	(a)	12/17/24	5.000	3 Month BBR	7,707	5,011
	EUR	20	(a)	12/17/24	6 Month EURIBOR	2.000	(2,207)	211
	JPY	269,760	(a)	12/17/24	6 Month LIBOR	0.750	(23,415)	7,255
	GBP	140	(a)	12/17/24	6 Month LIBOR	3.000	(9,675)	355
		580	(a)	12/18/24	3.250	6 Month LIBOR	4,970	2,198
	EUR	770	(a)	12/18/24	6 Month EURIBOR	2.000	1,099	(4,418)
	JPY	203,000	(a)	02/14/25	6 Month LIBOR	1.720	(2,952)	(18,895)
	GBP	310	(a)	09/12/26	6 Month LIBOR	2.980	4,830	(7,965)
		$2,900	(a)	12/17/29	3 Month LIBOR	3.250	(55,781)	(30,428)
	GBP	80	(a)	02/05/36	6 Month LIBOR	3.500	(518)	(9,367)
		$310	(a)	12/17/44	3.500	3 Month LIBOR	8,637	7,936
	GBP	280	(a)	12/17/44	6 Month LIBOR	3.250	(24,645)	(8,732)

TOTAL							$(131,504)	$(24,087)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2014.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000’s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America, N.A.	KRW	693,840	08/06/24	3 Month LIBOR	2.970%	$—	$(16,244)
JPMorgan Chase Bank, N.A.	BRL	226	01/04/21	12.330%	1 Day CDI	—	2,452

						$—	$(13,792)

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$16,933,589

Gross unrealized gain	61,199
Gross unrealized loss	(150,344)

Net unrealized security loss	$(89,145)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 93.7%
Australia – 4.3%
590,757	Aurizon Holdings Ltd. (Transportation)	$ 2,340,082
111,701	Australia & New Zealand Banking Group Ltd. (Banks)	3,019,523
256,847	Computershare Ltd. (Software & Services)	2,731,210

		8,090,815

Belgium – 3.7%
43,794	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	4,856,661
13,995	Solvay SA (Materials)	2,149,403

		7,006,064

China – 0.7%
305,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	1,255,102

Denmark – 2.5%
96,304	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	4,585,206

France – 8.5%
33,107	Air Liquide SA (Materials)	4,036,434
14,851	Air Liquide SA-Prime De Fidelite (Materials)*	1,810,646
46,993	Safran SA (Capital Goods)	3,046,731
18,397	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	2,080,161
76,604	Total SA (Energy)	4,960,423

		15,934,395

Germany – 7.5%
20,113	Adidas AG (Consumer Durables & Apparel)	1,500,740
32,300	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,494,165
27,462	Bayerische Motoren Werke AG (Automobiles & Components)	2,934,981
40,206	Beiersdorf AG (Household & Personal Products)	3,345,206
40,159	GEA Group AG (Capital Goods)	1,744,652

		14,019,744

India – 2.0%
43,845	Hero MotoCorp Ltd. (Automobiles & Components)	2,011,276
121,076	Thermax Ltd. (Capital Goods)	1,799,770

		3,811,046

Ireland – 3.0%
7,351,375	Bank of Ireland (Banks)*	2,877,590
37,587	Kerry Group PLC Class A (Food, Beverage & Tobacco)	2,650,013

		5,527,603

Shares	Description	Value
Common Stocks – (continued)
Italy – 1.9%
1,173,398	Intesa Sanpaolo SpA (Banks)	$ 3,542,167

Japan – 15.3%
101,100	Credit Saison Co. Ltd. (Diversified Financials)	1,948,159
198,000	Ebara Corp. (Capital Goods)	1,186,925
112,000	Fujitec Co. Ltd. (Capital Goods)	1,222,486
94,700	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	3,077,317
31,600	KDDI Corp. (Telecommunication Services)	1,900,937
134,000	Kubota Corp. (Capital Goods)	2,121,673
801,800	Mitsubishi UFJ Financial Group, Inc. (Banks)	4,518,716
50,500	Nidec Corp. (Capital Goods)	3,412,647
62,900	Pola Orbis Holdings, Inc. (Household & Personal Products)	2,468,026
375,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	1,231,169
359,600	Tokyu Fudosan Holdings Corp. (Real Estate)	2,468,900
137,400	Unicharm Corp. (Household & Personal Products)	3,131,541

		28,688,496

Luxembourg – 0.7%
40,169	SES SA FDR (Media)	1,388,883

Netherlands – 4.1%
263,090	Aegon NV (Insurance)	2,166,337
143,403	Royal Dutch Shell PLC Class A (Energy)	5,480,921

		7,647,258

Russia – 1.1%
8,578	Magnit OJSC (Food & Staples Retailing)*	2,144,953

Singapore – 1.5%
187,921	DBS Group Holdings Ltd. (Banks)	2,710,296

South Korea – 2.1%
53,560	Hana Financial Group, Inc. (Banks)	1,949,426
37,859	Kia Motors Corp. (Automobiles & Components)	1,922,823

		3,872,249

Spain – 3.9%
258,303	Banco Bilbao Vizcaya Argentaria SA (Banks)	3,108,799
188,702	Banco Popular Espanol SA (Banks)	1,150,951
431,388	Iberdrola SA (Utilities)	3,083,516

		7,343,266

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – 4.6%
61,187	Hennes & Mauritz AB (Retailing)	$ 2,530,082
81,339	Svenska Cellulosa AB SCA (Household & Personal Products)	1,932,705
191,022	Telefonaktiebolaget LM Ericsson (Technology Hardware & Equipment)	2,408,572
153,458	Volvo AB (Capital Goods)	1,660,247

		8,531,606

Switzerland – 12.6%
149,065	Credit Suisse Group AG (Registered) (Diversified Financials)*	4,123,981
53,305	Julius Baer Group Ltd. (Diversified Financials)*	2,382,053
81,226	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	7,648,921
10,653	Syngenta AG (Registered) (Materials)	3,373,227
220,250	UBS AG (Registered) (Diversified Financials)*	3,828,568
40,857	Wolseley PLC (Capital Goods)	2,140,048

		23,496,798

Taiwan – 1.3%
161,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	2,384,363

United Kingdom – 12.4%
197,517	BG Group PLC (Energy)	3,646,331
194,847	Drax Group PLC (Utilities)	2,035,456
134,273	HSBC Holdings PLC (Banks)	1,364,387
452,292	ITV PLC (Media)	1,518,650
464,258	Melrose Industries PLC (Capital Goods)	1,858,256
55,912	Rio Tinto PLC (Materials)	2,739,681
34,434	Spirax-Sarco Engineering PLC (Capital Goods)	1,571,253
97,623	Standard Chartered PLC (Banks)	1,800,642
171,487	Tullow Oil PLC (Energy)	1,787,939
1,506,812	Vodafone Group PLC (Telecommunication Services)	4,965,285

		23,287,880

TOTAL COMMON STOCKS		$175,268,190

Shares	Description	Value
Exchange Traded Fund – 4.7%
Japan – 4.7%
745,778	iShares MSCI Japan Fund	$ 8,777,807

Units	Description	Expiration Month	Value
Right – 0.0%
Spain – 0.0%
258,303	Banco Bilbao Vizcaya Argentaria SA (Banks)*	10/14	$ 25,774

TOTAL INVESTMENTS – 98.4%			$184,071,771

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%			3,060,859

NET ASSETS – 100.0%			$187,132,630

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
FDR	— Fiduciary Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$178,850,965

Gross unrealized gain	17,404,358
Gross unrealized loss	(12,183,552)

Net unrealized security gain	$5,220,806

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Banks – 5.4%
164,293	JPMorgan Chase & Co.	$ 9,897,010
35,814	The PNC Financial Services Group, Inc.	3,064,962
200,664	Wells Fargo & Co.	10,408,442

		23,370,414

Capital Goods – 8.3%
45,376	3M Co.	6,428,872
20,478	Caterpillar, Inc.	2,027,936
72,558	Danaher Corp.	5,512,957
15,030	Emerson Electric Co.	940,577
402,707	General Electric Co.	10,317,353
59,530	Illinois Tool Works, Inc.	5,025,523
50,369	Raytheon Co.	5,118,498
4,602	SPX Corp.	432,266

		35,803,982

Consumer Durables & Apparel – 2.0%
69,202	Garmin Ltd.(a)	3,597,812
12,167	Newell Rubbermaid, Inc.	418,666
474	NVR, Inc.*	535,630
27,542	Whirlpool Corp.	4,011,492

		8,563,600

Consumer Services – 3.1%
101,611	Carnival Corp.	4,081,714
64,274	Royal Caribbean Cruises Ltd.	4,324,997
70,804	Yum! Brands, Inc.	5,096,472

		13,503,183

Diversified Financials – 3.6%
13,623	Berkshire Hathaway, Inc. Class B*	1,881,881
66,989	Capital One Financial Corp.	5,467,642
102,314	The NASDAQ OMX Group, Inc.	4,340,160
98,644	Voya Financial, Inc.	3,856,981

		15,546,664

Energy – 12.0%
18,628	Baker Hughes, Inc.	1,211,937
62,530	Chesapeake Energy Corp.	1,437,565
80,041	Chevron Corp.	9,550,492
60,877	ConocoPhillips	4,658,308
150,516	Exxon Mobil Corp.	14,156,030
2,908	HollyFrontier Corp.	127,021
58,014	Marathon Petroleum Corp.	4,912,045
24,880	Nabors Industries Ltd.	566,269
14,028	National Oilwell Varco, Inc.	1,067,531
57,153	Occidental Petroleum Corp.	5,495,261
20,509	Phillips 66	1,667,587
45,213	Tesoro Corp.	2,757,089
91,200	Valero Energy Corp.	4,219,824

		51,826,959

Food & Staples Retailing – 2.8%
51,617	CVS Health Corp.	4,108,197
12,011	The Kroger Co.	624,572
95,617	Wal-Mart Stores, Inc.	7,311,832

		12,044,601

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – 2.2%
140,841	Altria Group, Inc.	$ 6,470,236
18,488	Pilgrim’s Pride Corp.*	564,993
65,424	Tyson Foods, Inc. Class A	2,575,743

		9,610,972

Health Care Equipment & Services – 2.2%
61,624	Aetna, Inc.	4,991,544
1,459	Cigna Corp.	132,317
34,879	WellPoint, Inc.	4,172,226

		9,296,087

Household & Personal Products – 1.6%
50,234	Kimberly-Clark Corp.	5,403,671
15,404	The Procter & Gamble Co.	1,289,931

		6,693,602

Insurance – 3.0%
33,463	Allied World Assurance Co. Holdings AG	1,232,777
41,166	Aspen Insurance Holdings Ltd.	1,760,670
6,643	Assurant, Inc.	427,145
53,309	Reinsurance Group of America, Inc.	4,271,650
55,262	The Travelers Companies, Inc.	5,191,312

		12,883,554

Materials – 0.6%
12,012	Ball Corp.	759,999
13,540	Praxair, Inc.	1,746,660

		2,506,659

Media – 4.8%
142,104	Comcast Corp. Class A	7,626,822
14,470	DIRECTV*	1,251,944
8,600	Time Warner Cable, Inc.	1,234,014
71,607	Time Warner, Inc.	5,385,562
65,599	Viacom, Inc. Class B	5,047,187

		20,545,529

Pharmaceuticals, Biotechnology & Life Sciences – 13.3%
111,471	AbbVie, Inc.(b)	6,438,565
18,777	Biogen Idec, Inc.*	6,211,619
45,697	Bristol-Myers Squibb Co.	2,338,773
66,257	Celgene Corp.*	6,279,838
78,426	Gilead Sciences, Inc.*	8,348,448
95,327	Johnson & Johnson	10,160,905
144,109	Merck & Co., Inc.	8,542,782
302,176	Pfizer, Inc.	8,935,344

		57,256,274

Real Estate – 1.2%
32,050	American Tower Corp. (REIT)	3,000,842
25,599	Crown Castle International Corp. (REIT)	2,061,487
7,341	Hospitality Properties Trust (REIT)	197,106

		5,259,435

Retailing – 3.9%
9,333	Amazon.com, Inc.*	3,009,332
5,144	Bed Bath & Beyond, Inc.*	338,630

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
75,136	GameStop Corp. Class A(a)	$ 3,095,603
105,897	Lowe’s Companies, Inc.	5,604,069
111,123	The Gap, Inc.	4,632,718
162	The Priceline Group, Inc.*	187,690

		16,868,042

Semiconductors & Semiconductor Equipment – 1.7%
51,727	Micron Technology, Inc.*	1,772,167
117,312	Texas Instruments, Inc.	5,594,609

		7,366,776

Software & Services – 9.9%
59,098	Adobe Systems, Inc.*	4,088,991
46,499	CA, Inc.	1,299,182
109,790	eBay, Inc.*	6,217,408
49,930	Electronic Arts, Inc.*	1,778,007
2,928	Google, Inc. Class A*	1,722,864
8,895	Google, Inc. Class C*	5,135,617
730	International Business Machines Corp.	138,576
243,239	Microsoft Corp.	11,276,560
191,496	Oracle Corp.	7,330,467
268,016	Xerox Corp.	3,545,852

		42,533,524

Technology Hardware & Equipment – 11.2%
181,750	Apple, Inc.	18,311,312
128,364	Corning, Inc.	2,482,560
91,376	EMC Corp.	2,673,662
146,547	Flextronics International Ltd.*	1,512,365
162,357	Hewlett-Packard Co.	5,758,803
97,226	QUALCOMM, Inc.	7,269,588
23,935	SanDisk Corp.	2,344,433
53,399	Seagate Technology PLC	3,058,161
49,880	Western Digital Corp.	4,854,322

		48,265,206

Telecommunication Services – 1.4%
89,053	AT&T, Inc.(b)	3,138,228
50,204	CenturyLink, Inc.	2,052,841
14,940	Verizon Communications, Inc.	746,851

		5,937,920

Transportation – 2.9%
57,943	CSX Corp.	1,857,653
139,177	Delta Air Lines, Inc.	5,031,249
7,718	FedEx Corp.	1,246,071
122,111	Southwest Airlines Co.	4,123,688
3,428	Union Pacific Corp.	371,664

		12,630,325

Utilities – 0.7%
40,100	Entergy Corp.	3,100,933

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$421,414,241

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 1.4%
Goldman Sachs Financial Square Money Market Fund — FST Shares
6,097,500	0.053%	$ 6,097,500

TOTAL INVESTMENTS – 99.2%		$427,511,741

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		3,241,769

NET ASSETS – 100.0%		$430,753,510

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2014.

(d)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-mini Index	41	December 2014	$4,029,275	$(22,110)

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$402,965,860

Gross unrealized gain	30,162,573
Gross unrealized loss	(5,616,692)

Net unrealized security gain	$24,545,881

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ and Portfolio’s valuation policy (except VIT Money Market Fund) is to value investments at fair value.

It is the Money Market Fund’s policy to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerance established by the Trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluated the difference between the Fund’s net asset value (“NAV”) based upon the amortized cost of the Fund’s securities and the NAV based upon available market quotations (or permitted substitutes).

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s or Goldman Sachs Asset Management International (“GSAMI”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds and the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM or GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ and the Portfolio’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM or GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the

NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because the Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy.

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using counterparty prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

JOINT REPURCHASE AGREEMENT ACCOUNT III — At September 30, 2014, the Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of October 1, 2014, as follows:

Principal Amount	Maturity Value	Collateral Value

$36,200,000	$36,200,015	$37,229,037

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

REPURCHASE AGREEMENTS — At September 30, 2014, the Principal Amounts of the Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	0.020%	$18,886,957
Credit Agricole Corporate and Investment Bank	0.010	17,313,043
TOTAL		$36,200,000

At September 30, 2014, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.500 to 5.000%	08/01/26 to 09/01/44
Federal National Mortgage Association	2.500 to 6.000	10/15/15 to 10/01/44
Government National Mortgage Association	4.500 to 5.000	07/15/39 to 12/20/43
U.S. Treasury Bond	3.750	08/15/41
U.S. Treasury Inflation-Indexed Note	1.875	07/15/15
U.S. Treasury Notes	1.250 to 2.250	04/30/16 to 05/31/21

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ and the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s and the Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ and Portfolio’s investments and derivatives classified in the fair value hierarchy as of September 30, 2014. For the Money Market Fund, all investments are classified as Level 2. Please refer to the Schedule of Investments for further detail.

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$28,781,453	$—
Mortgage-Backed Obligations	—	36,348,281	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	26,027,568	5,897,304	—
Asset-Backed Securities	—	7,731,118	—
Foreign Debt Obligations	2,084,004	1,775,014	—
Municipal Debt Obligations	—	1,454,203	—
Government Guarantee Obligations	—	1,857,025	—
Total	$28,111,572	$83,844,398	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(2,956,641)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$333,138	$—
Futures Contracts	95,688	—	—
Interest Rate Swaps	—	31,734	—
Total	$95,688	$364,872	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(220,888)	$—
Futures Contracts	(15,845)	—	—
Interest Rate Swaps	—	(15,476)	—
Total	$(15,845)	$(236,364)	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

EQUITY INDEX

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$187,181,461	$—	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	99,998	—	—
Total	$187,281,459	$—	$—

Derivative Type
Liabilities(a)
Futures Contracts	$(8,404)	$—	$—

GLOBAL MARKETS NAVIGATOR

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	$30,503,917	$25,907,547	$—
Exchange Traded Fund	117,906,365	—	—
Investment Company	26,196,427	—	—
Total	$174,606,709	$25,907,547	$—

Derivative Type
Assets(a)
Futures Contracts	$1,168,047	$—	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$194,149,499	$—	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$46,781,048	$—
Asset-Backed Securities	—	26,857,072	—
Total	$—	$73,638,120	$—

Derivative Type
Assets(a)
Futures Contracts	$78,185	$—	$—
Liabilities(a)
Futures Contracts	$(49,596)	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$1,000,823,967	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$995,184,395	$—	$—

MULTI-STRATEGY ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$375,502	$—	$—
Fixed Income Underlying Funds	1,944,652	—	—
Exchange Traded Funds	178,045	—	—
Total	$2,498,199	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$99,900,434	$—	$—
Securities Lending Reinvestment Vehicle	7,729,489	—	—
Total	$107,629,923	$—	$—

Derivative Type
Liabilities(a)
Futures Contracts	$(62,252)	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$505,389,144	$—	$—

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$1,585,640	$—
Mortgage-Backed Obligations	—	2,588,804	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	7,152,906	—	—
Asset-Backed Securities	—	2,788,807	—
Foreign Debt Obligations	314,037	1,713,790	—
Municipal Debt Obligations	—	478,114	—
Bank Loan Obligations	—	222,346	—
Total	$7,466,943	$9,377,501	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$387,646	$—
Futures Contracts	38,469	—	—
Interest Rate Swaps	—	78,955	—
Total	$38,469	$466,601	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(253,203)	$—
Futures Contracts	(1,070)	—	—
Credit Default Swaps	—	(9,806)	—
Interest Rate Swaps	—	(116,834)	—
Total	$(1,070)	$(379,843)	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks and/or Other Equity Investments(b)
Asia	$8,777,807	$44,866,505	$—
Australia	—	8,090,815	—
Europe	—	122,336,644	—
North America	—	—	—
Total	$8,777,807	$175,293,964	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$421,414,241	$—	$—
Securities Lending Reinvestment Vehicle	6,097,500	—	—
Total	$427,511,741	$—	$—

Derivative Type
Liabilities(a)
Futures Contracts	$(22,110)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristic see the Schedule of Investments.

Securities Lending — Pursuant to exemptive relief granted by SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), an affiliated series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ and Portfolio’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Large Shareholder Transactions Risk — A Fund, Portfolio, and Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund, Portfolio, and Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund, Portfolio, and Underlying Fund. Such large shareholder redemptions may cause a Fund, Portfolio, and Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s, Portfolio’s, and Underlying Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s, Portfolio’s, and Underlying Fund’s performance to the extent that a Fund, Portfolio, and Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s, Portfolio’s, and Underlying Fund’s expense ratio.

Interest Rate Risk — In a declining interest rate environment, low yields on the Money Market Fund’s holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as distribution and service, transfer agency and management fees) which can fluctuate daily.

Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund, Portfolio, and Underlying Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by a Fund, Portfolio, and Underlying Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds and Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds, Portfolio, and Underlying trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds, Portfolio, and Underlying may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds, Portfolio, and Underlying Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds, Portfolio, and Underlying invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 26, 2014

By (Signature and Title)*	/s/ SCOTT McHUGH, PRINCIPAL FINANCIAL OFFICER

Date November 26, 2014

*	Print the name and title of each signing officer under his or her signature.